UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-2444




                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004




                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)



                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


THE BOND FUND OF AMERICA
Investment portfolio

September 30, 2004                                                   unaudited

                                                                                            Principal amount        Market value
BONDS AND NOTES -- 89.12%                                                                              (000)               (000)


MORTGAGE-BACKED OBLIGATIONS(1) -- 15.91%
Fannie Mae 7.00% 2009                                                                              $     191           $     204
Fannie Mae 7.50% 2009                                                                                    207                 221
Fannie Mae 7.50% 2009                                                                                    161                 172
Fannie Mae 7.50% 2009                                                                                     94                 100
Fannie Mae 7.50% 2009                                                                                     73                  76
Fannie Mae 7.50% 2009                                                                                     71                  74
Fannie Mae 7.50% 2009                                                                                     61                  64
Fannie Mae 7.50% 2009                                                                                     33                  35
Fannie Mae 8.50% 2009                                                                                    254                 265
Fannie Mae 9.50% 2009                                                                                     48                  52
Fannie Mae 7.00% 2010                                                                                    149                 159
Fannie Mae 6.00% 2016                                                                                  7,470               7,841
Fannie Mae 6.00% 2016                                                                                  3,680               3,862
Fannie Mae 6.00% 2016                                                                                  3,460               3,631
Fannie Mae 6.00% 2016                                                                                  2,163               2,270
Fannie Mae 6.00% 2016                                                                                  1,949               2,045
Fannie Mae 7.00% 2016                                                                                    531                 564
Fannie Mae 11.50% 2016                                                                                 1,047               1,215
Fannie Mae 6.00% 2017                                                                                  2,421               2,541
Fannie Mae 5.00% 2018                                                                                 24,996              25,474
Fannie Mae 5.00% 2018                                                                                 13,212              13,468
Fannie Mae 9.00% 2018                                                                                     69                  76
Fannie Mae 10.00% 2018                                                                                   806                 920
Fannie Mae 4.50% 2019                                                                                  9,100               9,080
Fannie Mae 5.50% 2019                                                                                 71,535              73,894
Fannie Mae 12.00% 2019                                                                                   913               1,074
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                             83                  86
Fannie Mae 11.00% 2020                                                                                   309                 357
Fannie Mae 11.266% 2020(2)                                                                               902               1,051
Fannie Mae 9.00% 2022                                                                                    336                 365
Fannie Mae 7.50% 2023                                                                                    233                 252
Fannie Mae 8.00% 2023                                                                                     86                  93
Fannie Mae 8.00% 2023                                                                                     58                  63
Fannie Mae, Series 2001-4, Class GA, 10.231% 2025(2)                                                   1,514               1,701
Fannie Mae, Series 2001-4, Class NA, 11.809% 2025(2)                                                   8,094               9,420
Fannie Mae 4.727% 2026(2)                                                                              1,767               1,817
Fannie Mae 7.00% 2026                                                                                  2,698               2,876
Fannie Mae 8.50% 2027                                                                                     22                  25
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028(3)                                                    3,788               3,864
Fannie Mae 7.00% 2028                                                                                  1,295               1,377
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                     12,553              13,612
Fannie Mae 8.00% 2028                                                                                    140                 152
Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                    4,073               4,073
Fannie Mae 6.50% 2029                                                                                    595                 628
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                      1,842               1,998
Fannie Mae 7.50% 2029                                                                                    393                 423
Fannie Mae 7.50% 2029                                                                                    214                 230
Fannie Mae 7.50% 2029                                                                                    170                 183
Fannie Mae 7.00% 2030                                                                                    448                 476
Fannie Mae 7.50% 2030                                                                                    529                 568
Fannie Mae 6.50% 2031                                                                                  2,544               2,673
Fannie Mae 6.50% 2031                                                                                  1,607               1,689
Fannie Mae 6.50% 2031                                                                                    898                 944
Fannie Mae 6.50% 2031                                                                                    269                 283
Fannie Mae 7.00% 2031                                                                                    954               1,013
Fannie Mae 7.50% 2031                                                                                  1,330               1,428
Fannie Mae 7.50% 2031                                                                                    167                 179
Fannie Mae 8.00% 2031                                                                                    346                 376
Fannie Mae, Series 2001-20, Class E, 9.589% 2031(2)                                                      289                 333
Fannie Mae, Series 2001-20, Class C, 11.991% 2031(2)                                                     350                 415
Fannie Mae 6.50% 2032                                                                                 14,487              15,218
Fannie Mae 6.50% 2032                                                                                 10,500              11,029
Fannie Mae 7.00% 2032                                                                                    649                 689
Fannie Mae 3.81% 2033(2)                                                                               6,074               6,082
Fannie Mae 5.00% 2033                                                                                  6,368               6,318
Fannie Mae 5.50% 2033                                                                                117,608             119,437
Fannie Mae 6.00% 2034                                                                                193,388             199,975
Fannie Mae 6.50% 2034                                                                                 15,765              16,560
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                 19,200              19,175
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                    18,443              19,658
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                       5,995               6,404
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                      13,791              14,897
Freddie Mac 8.25% 2007                                                                                   152                 159
Freddie Mac 8.25% 2007                                                                                    40                  42
Freddie Mac 8.50% 2007                                                                                    25                  27
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                    4,731               4,638
Freddie Mac 8.00% 2008                                                                                    28                  29
Freddie Mac 8.50% 2008                                                                                    70                  73
Freddie Mac 8.50% 2008                                                                                    66                  69
Freddie Mac 8.50% 2008                                                                                    33                  34
Freddie Mac 8.50% 2008                                                                                    11                  11
Freddie Mac 8.75% 2008                                                                                   164                 174
Freddie Mac 8.75% 2008                                                                                    59                  62
Freddie Mac 8.75% 2008                                                                                    27                  28
Freddie Mac 8.75% 2008                                                                                    24                  25
Freddie Mac 8.00% 2009                                                                                    18                  19
Freddie Mac 8.50% 2009                                                                                   302                 320
Freddie Mac 8.00% 2010                                                                                     5                   5
Freddie Mac 8.50% 2010                                                                                   250                 267
Freddie Mac 8.50% 2010                                                                                   213                 223
Freddie Mac 6.00% 2017                                                                                 1,213               1,272
Freddie Mac 6.00% 2017                                                                                 1,164               1,221
Freddie Mac, Series 2310, Class A, 10.602% 2017(2)                                                     1,926               2,132
Freddie Mac 5.00% 2018                                                                                35,179              35,840
Freddie Mac 11.00% 2018                                                                                  222                 254
Freddie Mac 8.50% 2020                                                                                   473                 515
Freddie Mac 8.50% 2020                                                                                   168                 183
Freddie Mac, Series 41, Class F, 10.00% 2020                                                             316                 316
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                             249                 250
Freddie Mac 8.00% 2026                                                                                   263                 287
Freddie Mac 8.50% 2027                                                                                    58                  63
Freddie Mac 5.00% 2033                                                                                13,573              13,473
Freddie Mac 6.00% 2033                                                                                 5,697               5,891
Freddie Mac 6.00% 2034                                                                               519,500             536,467
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                    19,750              19,587
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                          17                  17
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-1,
   4.393% 2006                                                                                         1,376               1,386
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2,
   2.161% 2010(2),(3)                                                                                  6,662               6,646
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50%
   2032                                                                                                6,459               6,660
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50%
   2032                                                                                                  582                 601
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
   4.009% 2033(2)                                                                                      7,855               7,864
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
   4.348% 2033(2)                                                                                      3,168               3,175
CS First Boston Mortgage Securities Corp., Series 2003-AR28, Class II-A-1,
   4.576% 2033(2)                                                                                      6,704               6,780
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00%
   2033                                                                                               17,299              17,638
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50%
   2033                                                                                               32,815              33,910
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00%
   2033                                                                                                9,023               9,466
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2,
   4.626% 2034(2)                                                                                     33,299              33,422
CS First Boston Mortgage Securities Corp., Series 2004-AR7, Class II-A-1,
   4.906% 2034(2)                                                                                      4,915               4,984
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935%
   2034                                                                                               13,000              13,426
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00%
   2034                                                                                               25,000              25,702
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00%
   2034                                                                                                1,931               1,979
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
   2034                                                                                                9,000               9,686
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103%
   2036                                                                                               20,000              21,566
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637%
   2037                                                                                                3,899               3,991
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.103%
   2041(2)                                                                                             5,250               6,074
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
   5.50% 2019                                                                                          2,453               2,521
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.842% 2033(2)                                                                                     49,050              48,522
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03%
   2033(2)                                                                                             9,742               9,729
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
   4.208% 2033(2)                                                                                      9,717               9,722
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.367% 2033(2)                                                                                     34,441              34,565
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229%
   2034(2)                                                                                             3,818               3,773
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.73%
   2034(2)                                                                                            66,896              66,815
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(2)                                    47,636              47,733
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.157% 2033(2),(4)                               20,963              20,939
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.143% 2033(2)                                  10,479              10,583
Bear Stearns ARM Trust, Series 2004-3, Class I-A-2, 4.344% 2034(2)                                    24,263              24,254
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.064% 2034(2)                                   7,923               7,981
Bear Stearns ARM Trust, Series 2003-8, Class III-A-1, 5.216% 2034(2)                                   8,189               8,264
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39%
   2030(4)                                                                                            44,550              48,701
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                      15,677              17,056
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543%
   2032(4)                                                                                            17,990              19,574
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656%
   2032                                                                                                8,524               8,567
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757%
   2032                                                                                               18,350              21,228
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.50% 2033(2)                          7,446               7,372
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.793% 2033(2)                            22,131              21,981
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 2-A-1,  4.142% 2034(2)                           9,082               9,040
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.74% 2034(2)                             29,000              29,209
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.916% 2034(2)                         14,249              14,407
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 13-A-1, 4.937% 2034(2)                         12,733              12,878
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.264% 2035(2)                          10,000              10,167
Government National Mortgage Assn. 7.50% 2007                                                             66                  69
Government National Mortgage Assn. 6.50% 2008                                                            328                 350
Government National Mortgage Assn. 6.50% 2008                                                             81                  86
Government National Mortgage Assn. 7.50% 2008                                                             96                 100
Government National Mortgage Assn. 7.50% 2008                                                             90                  94
Government National Mortgage Assn. 7.50% 2008                                                             81                  85
Government National Mortgage Assn. 7.50% 2008                                                             57                  60
Government National Mortgage Assn. 7.50% 2008                                                             36                  38
Government National Mortgage Assn. 6.50% 2009                                                            133                 142
Government National Mortgage Assn. 7.50% 2009                                                            111                 119
Government National Mortgage Assn. 7.50% 2009                                                             92                  99
Government National Mortgage Assn. 7.50% 2009                                                             93                  98
Government National Mortgage Assn. 7.50% 2009                                                             86                  92
Government National Mortgage Assn. 7.50% 2009                                                             79                  83
Government National Mortgage Assn. 7.50% 2009                                                             68                  73
Government National Mortgage Assn. 7.50% 2009                                                             66                  69
Government National Mortgage Assn. 9.00% 2009                                                          1,034               1,103
Government National Mortgage Assn. 9.50% 2009                                                          1,039               1,121
Government National Mortgage Assn. 9.50% 2009                                                             78                  84
Government National Mortgage Assn. 9.00% 2016                                                            179                 197
Government National Mortgage Assn. 8.00% 2017                                                             46                  50
Government National Mortgage Assn. 9.00% 2017                                                             58                  64
Government National Mortgage Assn. 9.00% 2019                                                            234                 259
Government National Mortgage Assn. 9.50% 2019                                                            302                 338
Government National Mortgage Assn. 8.50% 2020                                                            136                 151
Government National Mortgage Assn. 8.50% 2020                                                             49                  54
Government National Mortgage Assn. 9.00% 2020                                                            156                 173
Government National Mortgage Assn. 9.50% 2020                                                            168                 189
Government National Mortgage Assn. 10.00% 2020                                                         1,264               1,457
Government National Mortgage Assn. 7.50% 2021                                                             99                 107
Government National Mortgage Assn. 7.50% 2021                                                             24                  26
Government National Mortgage Assn. 8.50% 2021                                                            463                 512
Government National Mortgage Assn. 8.50% 2021                                                            291                 322
Government National Mortgage Assn. 8.50% 2021                                                            135                 149
Government National Mortgage Assn. 8.50% 2021                                                             66                  73
Government National Mortgage Assn. 9.00% 2021                                                             72                  80
Government National Mortgage Assn. 9.00% 2021                                                             58                  64
Government National Mortgage Assn. 10.00% 2021                                                         2,953               3,378
Government National Mortgage Assn. 7.00% 2022                                                            191                 204
Government National Mortgage Assn. 7.00% 2022                                                            116                 124
Government National Mortgage Assn. 7.00% 2022                                                             65                  69
Government National Mortgage Assn. 7.50% 2022                                                            131                 142
Government National Mortgage Assn. 7.50% 2022                                                             84                  91
Government National Mortgage Assn. 7.50% 2022                                                             84                  90
Government National Mortgage Assn. 7.50% 2022                                                             68                  74
Government National Mortgage Assn. 7.50% 2022                                                             65                  71
Government National Mortgage Assn. 7.50% 2022                                                             52                  56
Government National Mortgage Assn. 8.00% 2022                                                            448                 490
Government National Mortgage Assn. 9.00% 2022                                                             79                  87
Government National Mortgage Assn. 7.00% 2023                                                            449                 479
Government National Mortgage Assn. 7.50% 2023                                                            771                 839
Government National Mortgage Assn. 7.50% 2023                                                            459                 496
Government National Mortgage Assn. 7.50% 2023                                                            153                 167
Government National Mortgage Assn. 7.50% 2023                                                            143                 154
Government National Mortgage Assn. 7.50% 2023                                                            141                 152
Government National Mortgage Assn. 7.50% 2023                                                            107                 116
Government National Mortgage Assn. 7.50% 2023                                                            105                 113
Government National Mortgage Assn. 7.50% 2023                                                            105                 113
Government National Mortgage Assn. 7.50% 2023                                                             92                 100
Government National Mortgage Assn. 7.50% 2023                                                             69                  75
Government National Mortgage Assn. 7.50% 2023                                                             62                  67
Government National Mortgage Assn. 7.50% 2023                                                             60                  65
Government National Mortgage Assn. 7.50% 2023                                                             52                  56
Government National Mortgage Assn. 7.50% 2023                                                             49                  53
Government National Mortgage Assn. 7.50% 2023                                                             45                  49
Government National Mortgage Assn. 7.50% 2023                                                             43                  47
Government National Mortgage Assn. 7.50% 2023                                                             43                  46
Government National Mortgage Assn. 7.50% 2023                                                             41                  44
Government National Mortgage Assn. 7.50% 2023                                                             36                  39
Government National Mortgage Assn. 7.50% 2023                                                             33                  36
Government National Mortgage Assn. 7.50% 2023                                                             33                  36
Government National Mortgage Assn. 7.50% 2023                                                             32                  34
Government National Mortgage Assn. 7.50% 2023                                                             30                  33
Government National Mortgage Assn. 7.50% 2023                                                             22                  24
Government National Mortgage Assn. 7.50% 2023                                                              8                   9
Government National Mortgage Assn. 8.00% 2023                                                          1,454               1,591
Government National Mortgage Assn. 8.00% 2023                                                            900                 985
Government National Mortgage Assn. 8.00% 2023                                                            113                 123
Government National Mortgage Assn. 8.00% 2023                                                             78                  86
Government National Mortgage Assn. 8.00% 2023                                                             75                  82
Government National Mortgage Assn. 8.00% 2023                                                             38                  41
Government National Mortgage Assn. 8.00% 2023                                                             38                  41
Government National Mortgage Assn. 8.00% 2023                                                             30                  33
Government National Mortgage Assn. 8.50% 2023                                                             50                  55
Government National Mortgage Assn. 7.00% 2024                                                          3,909               4,176
Government National Mortgage Assn. 7.00% 2024                                                          3,250               3,472
Government National Mortgage Assn. 7.50% 2024                                                            379                 412
Government National Mortgage Assn. 7.50% 2024                                                            314                 342
Government National Mortgage Assn. 7.50% 2024                                                            174                 189
Government National Mortgage Assn. 7.50% 2024                                                             89                  97
Government National Mortgage Assn. 7.50% 2024                                                             77                  83
Government National Mortgage Assn. 7.50% 2024                                                             76                  82
Government National Mortgage Assn. 7.50% 2024                                                             69                  75
Government National Mortgage Assn. 7.50% 2024                                                             60                  65
Government National Mortgage Assn. 7.50% 2024                                                             59                  64
Government National Mortgage Assn. 7.50% 2024                                                             46                  50
Government National Mortgage Assn. 7.50% 2024                                                             41                  45
Government National Mortgage Assn. 7.50% 2024                                                             37                  40
Government National Mortgage Assn. 7.50% 2024                                                             26                  28
Government National Mortgage Assn. 8.00% 2024                                                             24                  26
Government National Mortgage Assn. 8.50% 2024                                                             58                  64
Government National Mortgage Assn. 8.50% 2024                                                             29                  32
Government National Mortgage Assn. 7.00% 2025                                                          2,991               3,195
Government National Mortgage Assn. 7.00% 2025                                                          1,271               1,357
Government National Mortgage Assn. 7.00% 2026                                                          1,178               1,267
Government National Mortgage Assn. 7.00% 2026                                                          1,137               1,223
Government National Mortgage Assn. 7.00% 2026                                                            316                 340
Government National Mortgage Assn. 8.00% 2026                                                             94                 104
Government National Mortgage Assn. 8.00% 2026                                                             66                  72
Government National Mortgage Assn. 8.00% 2026                                                             41                  45
Government National Mortgage Assn. 7.50% 2027                                                             94                 102
Government National Mortgage Assn. 8.50% 2027                                                             47                  52
Government National Mortgage Assn. 7.00% 2028                                                          3,297               3,534
Government National Mortgage Assn. 7.00% 2028                                                            794                 851
Government National Mortgage Assn. 7.50% 2028                                                             72                  78
Government National Mortgage Assn. 7.50% 2028                                                             66                  71
Government National Mortgage Assn. 7.50% 2028                                                             44                  48
Government National Mortgage Assn. 7.50% 2028                                                             26                  29
Government National Mortgage Assn. 7.50% 2028                                                             24                  26
Government National Mortgage Assn. 7.50% 2028                                                             19                  21
Government National Mortgage Assn. 7.50% 2028                                                             18                  20
Government National Mortgage Assn. 8.50% 2028                                                             63                  69
Government National Mortgage Assn. 8.50% 2028                                                             26                  29
Government National Mortgage Assn. 7.00% 2029                                                          2,329               2,494
Government National Mortgage Assn. 7.00% 2029                                                          1,862               1,993
Government National Mortgage Assn. 7.00% 2029                                                          1,356               1,452
Government National Mortgage Assn. 7.00% 2029                                                            932                 998
Government National Mortgage Assn. 7.00% 2029                                                            697                 746
Government National Mortgage Assn. 7.50% 2029                                                            142                 153
Government National Mortgage Assn. 8.00% 2029                                                            594                 651
Government National Mortgage Assn. 8.50% 2029                                                             74                  81
Government National Mortgage Assn. 7.50% 2030                                                          1,325               1,433
Government National Mortgage Assn. 8.00% 2030                                                          1,981               2,171
Government National Mortgage Assn. 8.00% 2030                                                          1,652               1,809
Government National Mortgage Assn. 8.00% 2030                                                          1,349               1,478
Government National Mortgage Assn. 8.00% 2030                                                            922               1,011
Government National Mortgage Assn. 8.00% 2030                                                            530                 581
Government National Mortgage Assn. 8.00% 2030                                                            354                 387
Government National Mortgage Assn. 8.00% 2030                                                             50                  54
Government National Mortgage Assn. 7.00% 2031                                                          1,215               1,299
Government National Mortgage Assn. 7.00% 2031                                                            793                 848
Government National Mortgage Assn. 7.50% 2032                                                          2,769               2,994
Government National Mortgage Assn. 6.00% 2033                                                         20,964              21,772
Government National Mortgage Assn. 6.50% 2034                                                            900                 949
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.799% 2021(2)                          224                 232
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.272%
   2033(2)                                                                                             8,157               8,152
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61%
   2033(2)                                                                                            27,778              27,945
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67%
   2034(2)                                                                                            48,889              48,505
Realkredit Danmark A/S, Series 23D, 5.00% 2035                                                   DKr 505,753              83,412
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734%
   2033(2),(4)                                                                                        40,339              40,307
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088%
   2033(2)                                                                                            11,415              11,389
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183%
   2033(2)                                                                                             8,662               8,687
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1,  4.546%
   2033(2)                                                                                            16,938              16,856
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.438% 2016(2),(3)                         26,293              26,346
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                 2,446               2,516
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                17,000              18,549
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                6,327               6,589
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                               10,000              10,950
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                            43,470              46,799
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(3)                                      884                 947
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.422% 2030(2)                              31,076              33,345
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.422% 2030(2)                               3,750               4,133
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869%
   2029                                                                                               17,041              18,374
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029                        8,300               9,076
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035                         9,000               9,856
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.729% 2034(2)                               35,942              36,627
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59%
   2034                                                                                                6,857               6,980
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
   2035                                                                                               17,468              19,024
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98%
   2036                                                                                                9,344               9,364
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
   6.34% 2030                                                                                          4,187               4,392
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X,
   interest only, 0.442% 2031(2)                                                                     255,616               3,994
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
   interest only, 1.27% 2031(2),(3)                                                                  157,001               7,086
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2,
   7.32% 2032                                                                                         16,480              18,870
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class A-2, 7.439% 2031                                                               5,000               5,726
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class B, 7.619% 2031                                                                17,125              19,745
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class C, 7.625% 2031                                                                 5,000               5,766
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503%
   2036(4)                                                                                            24,450              27,095
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.528% 2027(2),(3)                       12,545              13,563
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.744% 2027(2),(3)                        4,303               4,639
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.879% 2028(2),(3)                        2,907               3,101
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                          4,429               4,422
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592%
   2033                                                                                                8,750               9,783
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
   2035                                                                                               13,000              14,331
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                           20,332              20,674
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
   7.739% 2032                                                                                        14,658              16,067
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1,
   5.673% 2033                                                                                         4,244               4,512
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
   6.746% 2031                                                                                        18,000              19,955
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(3)                                           20,162              19,857
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class
   A-1, 3.972% 2039                                                                                   17,053              17,044
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(3)                                15,364              15,887
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
   4.379% 2034(2)                                                                                     15,493              15,477
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A-1A, 6.14% 2031                                 4,031               4,069
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                10,000              11,031
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                      13,059              13,101
Commercial Mortgage Trust, Series 2000-FL3A, Class D, 3.09% 2012(2),(3)                               13,776              12,123
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                               10,000              11,755
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                10,000              10,825
Hypothekenbank in Essen AG 5.25% 2008                                                        Euro      6,000               7,970
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                                  6,954               6,971
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                Euro      5,000               6,462
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
   5.00% 2034                                                                                          5,164               5,206
Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.74% 2011(2),(3)                                     5,000               5,013
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(3)                                      5,000               4,965
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                  4,509               4,721
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                              442                 471
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                             3,824               4,040
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.99% 2040(2),(3)                             4,191               4,024
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
   1998-C2, Class A-1, 6.28% 2035                                                                      3,310               3,363
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                              2,750               2,780
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                              720                 728
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                              816                 825
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                1,379               1,393
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                                    951                 978
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                            945                 944
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014(3)                          274                 282
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                           269                 273
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017                                188                 167
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017                            188                  46
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                               130                 129
                                                                                                                       2,982,767

FINANCIALS -- 13.34%
ASIF Global Financing XXVIII 1.74% 2007(2),(3)                                                         2,000               2,000
International Lease Finance Corp., Series P, 3.125% 2007                                               4,000               3,974
International Lease Finance Corp. 3.75% 2007                                                          15,000              15,095
International Lease Finance Corp. 4.35% 2008                                                          21,000              21,426
International Lease Finance Corp. 4.50% 2008                                                          29,500              30,488
AIG SunAmerica Global Financing VII 5.85% 2008(3),(4)                                                 16,750              18,073
International Lease Finance Corp. 3.50% 2009                                                          16,000              15,677
International Lease Finance Corp., Series O, 4.55% 2009                                               20,600              21,072
International Lease Finance Corp. 4.75% 2009                                                          20,000              20,614
American International Group, Inc. 4.25% 2013                                                          3,500               3,380
International Lease Finance Corp. 5.875% 2013                                                          9,700              10,334
AT&T Capital Corp., Series F, 6.60% 2005                                                              11,750              11,978
CIT Group Inc. 4.125% 2006                                                                            25,000              25,447
CIT Group Inc. 5.75% 2007                                                                             20,500              21,822
CIT Group Inc. 7.375% 2007                                                                            12,500              13,716
CIT Group Inc. 4.00% 2008                                                                             14,000              14,148
CIT Group Inc. 3.375% 2009                                                                             5,000               4,885
CIT Group Inc. 6.875% 2009                                                                            31,000              34,872
CIT Group Inc. 7.75% 2012(4)                                                                          26,875              31,852
Household Finance Corp. 5.75% 2007                                                                    10,000              10,576
Household Finance Corp. 7.875% 2007                                                                   32,000              35,433
Household Finance Corp. 4.125% 2008                                                                    1,000               1,012
Household Finance Corp. 6.40% 2008                                                                    10,000              10,920
Household Finance Corp. 4.75% 2009                                                                    20,000              20,664
Household Finance Corp. 6.375% 2011                                                                    7,250               8,002
Household Finance Corp. 6.75% 2011                                                                    23,750              26,768
HSBC Holdings PLC 5.25% 2012                                                                          10,000              10,389
Household Finance Corp. 6.375% 2012                                                                    4,250               4,717
Household Finance Corp. 7.00% 2012                                                                    10,000              11,462
HSBC Bank USA 4.625% 2014(3)                                                                           4,000               3,929
Midland Bank 2.12% Eurodollar note (undated)(2)                                                       15,000              13,031
Prudential Financial, Inc. 4.104% 2006                                                                10,000              10,171
Prudential Insurance Co. of America 6.375% 2006(3)                                                     4,000               4,253
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(3)                                                  7,500               7,510
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                  2,500               2,564
Prudential Funding LLC 6.60% 2008(3)                                                                   3,000               3,337
Prudential Financial, Inc., Series B, 4.75% 2014                                                       5,500               5,381
Prudential Holdings, LLC, Series C, 8.695% 2023(1),(3),(4)                                            67,035              85,701
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2),(3)                                          79,250              88,015
Societe Generale 7.85% (undated)(2),(3)                                                               17,705              19,497
USA Education, Inc. 5.625% 2007                                                                       45,150              47,548
SLM Corp., Series A, 3.625% 2008                                                                       5,500               5,536
SLM Corp., Series A, 3.95% 2008                                                                       27,500              27,775
SLM Corp., Series A, 4.00% 2009                                                                        5,000               5,016
SLM Corp., Series A, 5.375% 2013                                                                       5,450               5,682
SLM Corp., Series A, 5.375% 2014                                                                      10,000              10,313
Halifax Building Society 8.75% 2006                                                          Pound     2,500               4,785
HBOS Treasury Services PLC 3.75% 2008(3)                                                              30,000              30,149
HBOS PLC 5.375% (undated)(2),(3)                                                                      24,000              24,414
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated)(2)              Pound     3,000               5,831
Bank of Scotland 7.00% (undated)(2),(3)                                                               25,000              27,470
J.P. Morgan Chase & Co. 5.35% 2007                                                                     3,285               3,451
J.P. Morgan Chase & Co. 4.00% 2008                                                                    12,500              12,700
J.P. Morgan Chase & Co. 4.50% 2010                                                                    12,000              12,175
J.P. Morgan Chase & Co. 5.75% 2013                                                                    31,000              33,062
J.P. Morgan Chase & Co. 5.125% 2014                                                                    6,000               6,044
Washington Mutual Finance 8.25% 2005                                                                  10,000              10,408
Washington Mutual, Inc. 7.50% 2006                                                                    12,000              12,958
Washington Mutual, Inc. 5.625% 2007                                                                   11,000              11,568
Washington Mutual, Inc. 4.375% 2008                                                                   12,500              12,805
Washington Mutual, Inc. 4.00% 2009                                                                     5,000               5,011
Washington Mutual Bank, FA 6.875% 2011                                                                10,000              11,321
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                      11,025              11,528
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                      17,500              18,374
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                    Pound     1,840               3,357
AEGON NV 4.625% 2008                                                                         Euro      7,750              10,030
Transamerica Corp. 9.375% 2008                                                                         7,500               8,785
Monumental Global Funding II, Series 2004-F, 4.375% 2009(3)                                            2,000               2,030
AEGON NV 6.125% 2031                                                                         Pound     1,600               3,105
Allstate Life Global Funding Trust, Series 2004-2, 1.81% 2007(2)                                       3,000               3,001
Allstate Financial Global Funding LLC 5.25% 2007(3),(4)                                               26,500              27,722
Allstate Financial Global Funding LLC 4.25% 2008(3)                                                    7,500               7,649
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                         18,000              18,463
Abbey National PLC, Series 1-B, 6.69% 2005                                                             5,000               5,191
Abbey National PLC 6.70% (undated)(2)                                                                 18,450              20,220
Abbey National PLC 7.35% (undated)(2),(4)                                                             28,000              30,113
ACE Ltd. 6.00% 2007                                                                                    1,000               1,060
ACE INA Holdings Inc. 5.875% 2014                                                                     34,810              36,434
ACE INA Holdings Inc. 8.875% 2029                                                                      2,450               3,235
ACE Capital Trust II 9.70% 2030                                                                        9,368              12,918
ReliaStar Financial Corp. 8.625% 2005                                                                  5,000               5,107
ReliaStar Financial Corp. 8.00% 2006                                                                  23,160              25,506
ING Security Life Institutional Funding 2.70% 2007(3)                                                  4,730               4,700
ReliaStar Financial Corp. 6.50% 2008                                                                   6,016               6,566
ING Bank NV 5.50% 2012                                                                       Euro      3,750               5,078
Ing Verzekeringen NV 6.25% 2021(2)                                                                     3,750               5,192
MBNA Europe Funding PLC 6.50% 2007                                                                     5,000               6,695
MBNA Corp., Series F, 7.50% 2012                                                                       1,200               1,389
MBNA Capital A, Series A, 8.278% 2026                                                                  7,500               8,373
MBNA Global Capital Funding, Series B, 2.494% 2027(2)                                                 34,800              33,279
XL Capital Finance (Europe) PLC 6.50% 2012                                                            12,455              13,694
XL Capital Ltd. 5.25% 2014                                                                             3,000               3,017
Mangrove Bay Pass Through Trust 6.102% 2033(1),(2),(3)                                                25,670              26,213
EOP Operating LP 7.75% 2007                                                                            2,000               2,235
EOP Operating LP 6.75% 2008                                                                           24,500              26,708
EOP Operating LP 6.75% 2012                                                                            8,250               9,155
EOP Operating LP 7.50% 2029                                                                            3,420               3,843
Citigroup Inc. 3.50% 2008                                                                             20,000              20,066
Citigroup Inc. 4.25% 2009                                                                             15,000              15,272
Citigroup Inc. 5.625% 2012                                                                             5,675               6,075
Royal Bank of Scotland PLC 8.375% 2007                                                       Pound     6,500              12,567
Royal Bank of Scotland Group PLC 5.00% 2014                                                            3,000               3,044
RBS Capital Trust IV noncumulative trust preferred 2.775% (undated)(2)                                 5,000               5,048
National Westminster Bank PLC 7.75% (undated)(2)                                                      17,000              18,917
Kimco Realty Corp., Series B, 7.68% 2005                                                               4,250               4,474
Price REIT, Inc. 7.50% 2006                                                                            2,760               3,020
Kimco Realty Corp., Series C, 3.95% 2008                                                               5,000               5,024
Kimco Realty Corp., Series C, 4.82% 2011                                                              10,000              10,105
Kimco Realty Corp. 6.00% 2012                                                                         13,500              14,467
Capital One Financial Corp. 7.25% 2006                                                                 9,625              10,214
Capital One Financial Corp. 8.75% 2007                                                                 5,250               5,858
Capital One Financial Corp. 7.125% 2008                                                                4,250               4,686
Capital One Bank 5.75% 2010                                                                           11,500              12,275
Capital One Financial Corp. 6.25% 2013                                                                 2,800               3,012
MetLife, Inc. 3.911% 2005                                                                             31,730              32,062
Metropolitan Life Global Funding I, Series 2004-2, 1.95% 2007(2),(3)                                   1,500               1,501
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                   20,000              19,987
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                    13,000              12,643
BankAmerica Corp., Series I, 7.125% 2005                                                               1,500               1,542
Bank of America Corp. 3.625% 2008                                                            Euro      7,500               9,439
Bank of America Corp. 3.875% 2008                                                                      2,000               2,031
Bank of America Corp. 4.375% 2010                                                                     10,000              10,091
BankAmerica Corp. 7.125% 2011                                                                          1,750               2,015
Bank of America Corp. 4.875% 2012                                                                      2,000               2,043
Bank of America Corp. 5.25% 2015                                                                       5,000               5,091
Hartford Financial Services Group, Inc. 2.375% 2006                                                    2,000               1,979
Hartford Financial Services Group, Inc. 4.70% 2007                                                    16,250              16,793
Hartford Financial Services Group, Inc. 4.625% 2013                                                    5,000               4,917
Hartford Financial Services Group, Inc. 4.75% 2014                                                     5,000               4,913
Development Bank of Singapore Ltd. 7.875% 2009(3)                                                     20,000              23,325
Development Bank of Singapore Ltd. 7.125% 2011(3)                                                      3,500               4,012
Colonial Realty LP 6.15% 2013                                                                         10,000              10,523
Colonial Realty LP 6.25% 2014                                                                         14,700              15,504
Bayerische Landesbank, Series F, 2.50% 2006                                                           26,000              25,878
Assurant, Inc. 5.625% 2014                                                                            24,000              24,672
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                    23,125              24,346
Rouse Co. 3.625% 2009                                                                                  5,200               4,860
Rouse Co. 7.20% 2012                                                                                  17,700              19,049
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(3)                                           5,000               5,239
John Hancock Global Funding II,  Series 2004-A, 3.50% 2009(3)                                         18,000              17,830
United Overseas Bank Ltd. 5.375% 2019(2),(3)                                                          22,250              22,490
Hospitality Properties Trust 7.00% 2008                                                                1,000               1,082
Hospitality Properties Trust 6.75% 2013                                                               19,370              20,859
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2),(3)                        9,790              10,813
Barclays Bank PLC 7.375% (undated)(2),(3)                                                              5,375               6,264
Barclays Bank PLC 8.55% (undated)(2),(3)                                                               3,500               4,293
Wells Fargo & Co. 3.50% 2008                                                                          21,310              21,366
Irvine Co., Class A, 7.46% 2006(3),(5)                                                                15,000              15,737
Irvine Apartment Communities, LP 7.00% 2007                                                            5,000               5,452
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(2)                                     25,000              20,719
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                               Euro     10,000              13,793
HVB Funding Trust III 9.00% 2031(3)                                                                    1,990               2,568
HVB Funding Trust VIII 7.055% (undated)                                                      Euro      2,930               4,158
Developers Diversified Realty Corp. 3.875% 2009                                                       19,500              19,169
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                              17,000              17,507
Providian Financial Corp., Series A, 9.525% 2027(3)                                                   16,750              17,336
Kazkommerts International BV (CGMD) 7.375% 2014(2),(3)                                                 2,250               2,205
Kazkommerts International BV 7.875% 2014(3)                                                           15,500              14,996
CNA Financial Corp. 6.75% 2006                                                                         3,000               3,183
CNA Financial Corp. 6.60% 2008                                                                         3,458               3,707
CNA Financial Corp. 7.25% 2023                                                                         9,350              10,148
Principal Life Global Funding I 4.40% 2010(3)                                                         16,600              16,813
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                     15,000              16,688
Genworth Financial, Inc. 2.03% 2007(2)                                                                 2,500               2,504
Genworth Financial, Inc. 4.75% 2009                                                                   10,345              10,704
Genworth Financial, Inc. 5.75% 2014                                                                    3,000               3,167
Weingarten Realty Investors, Series A, 5.263% 2012                                                     5,000               5,169
Weingarten Realty Investors, Series A, 4.857% 2014                                                    11,080              10,942
Skandinaviska Enskilda Banken AB 4.958% (undated)(2),(3)                                               2,050               2,001
Skandinaviska Enskilda Banken AB, 7.50% (undated)(2)                                                  12,500              14,021
Nationwide Life Insurance Co. 5.35% 2007(3)                                                            4,250               4,444
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                         8,000               9,555
Nationwide Mutual Insurance Co. 6.60% 2034(3)                                                          2,000               1,996
Standard Chartered Bank 2.07% 2049(2)                                                                  5,000               4,012
Standard Chartered Bank 2.185% Eurodollar note (undated)(2)                                           15,000              11,944
Woori Bank 5.75% 2014(2),(3)                                                                          14,865              15,495
UFJ Finance Aruba AEC 6.75% 2013                                                                      12,045              13,378
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                      10,200              12,508
Simon Property Group, LP 4.875% 2010                                                                  12,000              12,243
BANK ONE, Texas, NA 6.25% 2008                                                                         7,250               7,851
BANK ONE CORP. 4.90% 2015                                                                              4,000               3,941
MassMutual Global Funding II, Series 2002-1, 3.50% 2010(3)                                            12,000              11,679
Advanta Capital Trust I, Series B, 8.99% 2026                                                         12,500              11,375
AB Spintab 6.00% 2009                                                                             SKr 73,000              10,873
Unicredito Italiano SpA, Series B, 8.048% (undated)(2)                                       Euro      7,000              10,510
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(3)                                     10,000              10,151
American Express Credit Corp. 3.00% 2008                                                               9,060               8,913
Bank of Nova Scotia 2.115% Eurodollar note (undated)(2)                                               10,000               8,350
Sumitomo Mitsui Bank 4.375% 2014                                                             Euro      6,670               8,328
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(2),(3)                                6,500               7,360
Lloyds Bank, Series 2, 1.938% (undated)(2)                                                             8,000               7,006
Allied Irish Banks Ltd. 2.18% (undated)(2)                                                             7,000               6,056
iStar Financial, Inc., Series B, 4.875% 2009                                                           2,500               2,518
iStar Financial, Inc., Series B, 5.125% 2011                                                           1,500               1,504
iStar Financial, Inc., Series B, 5.70% 2014                                                            1,750               1,763
Travelers Property Casualty Corp. 3.75% 2008                                                           5,500               5,546
BNP Paribas 5.125% 2015(3)                                                                             5,100               5,208
PLD International Finance LLC 4.375% 2011                                                    Euro      4,150               5,181
Munich Re Finance BV 6.75% 2023(2)                                                           Euro      3,670               5,177
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014(3)                                                     5,000               5,168
FelCor Lodging LP 9.00% 2011(2)                                                                        4,500               4,972
Wachovia Corp. 3.625% 2009                                                                             5,000               4,966
Host Marriott, LP, Series G, 9.25% 2007                                                                  625                 703
Host Marriott, LP, Series L, 7.00% 2012(3)                                                             4,000               4,230
Industrial Bank of Korea 4.00% 2014(2),(3)                                                             5,000               4,899
Westpac Capital Trust IV 5.256% (undated)(2),(3)                                                       4,500               4,432
Bergen Bank 2.115% (undated)(2)                                                                        5,000               4,144
National Bank of Canada 2.125% (undated)(2)                                                            5,000               4,087
Federal Realty Investment Trust 4.50% 2011                                                             3,500               3,405
Christiana Bank Og Kreditkasse 1.75% (undated)(2)                                                      4,000               3,288
Zions Bancorporation 6.00% 2015                                                                        2,675               2,849
Downey Financial Corp. 6.50% 2014                                                                      2,500               2,623
ERP Operating LP 4.75% 2009                                                                            2,225               2,285
UnionBanCal Corp. 5.25% 2013                                                                           2,000               2,046
Principal Life Insurance Co. 3.20% 2009                                                                2,000               1,953
LaBranche and Co., Inc. 9.50% 2009(3)                                                                  1,500               1,507
Crescent Real Estate LP 7.50% 2007                                                                     1,190               1,223
                                                                                                                       2,500,080

CONSUMER DISCRETIONARY -- 11.22%
General Motors Acceptance Corp. 7.50% 2005                                                            40,000              41,500
General Motors Acceptance Corp. 6.125% 2007                                                            5,000               5,271
General Motors Acceptance Corp. 6.15% 2007                                                             7,500               7,886
General Motors Acceptance Corp. 5.75% 2010(3)                                                Euro      7,000               9,106
General Motors Acceptance Corp. 7.75% 2010                                                           115,000             126,507
General Motors Acceptance Corp. 6.875% 2011                                                           80,350              84,405
General Motors Corp. 7.20% 2011                                                                        5,500               5,832
General Motors Acceptance Corp. 7.25% 2011                                                            17,000              18,174
General Motors Acceptance Corp. 6.875% 2012                                                           34,100              35,488
General Motors Acceptance Corp. 7.00% 2012                                                            19,190              20,108
General Motors Corp. 7.25% 2013                                                              Euro      9,000              12,388
General Motors Acceptance Corp. 8.00% 2031                                                            15,000              15,569
General Motors Corp. 8.375% 2033                                                                         160                 170
Ford Motor Credit Co. 6.875% 2006                                                                     46,000              48,151
Ford Motor Credit Co. 7.20% 2007                                                                       3,000               3,243
Ford Motor Credit Co. 5.625% 2008                                                                     10,000              10,349
Ford Motor Credit Co. 5.80% 2009                                                                      10,000              10,375
Ford Motor Credit Co. 7.375% 2009                                                                     87,920              96,404
Ford Motor Credit Co. 7.875% 2010                                                                     94,100             105,077
Ford Motor Credit Co. 7.375% 2011                                                                     84,625              92,148
Ford Motor Co. 7.45% 2031                                                                             11,370              11,180
DaimlerChrysler North America Holding Corp. 7.75% 2005                                                18,462              19,126
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                19,000              20,001
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                34,750              35,091
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                 4,800               4,947
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                17,500              19,718
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                25,000              29,100
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                16,500              19,211
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                19,750              22,465
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                16,750              18,205
DaimlerChrysler North America Holding Corp. 8.50% 2031                                                 1,610               1,974
Comcast Cable Communications, Inc. 8.375% 2007                                                         7,000               7,824
Comcast Cable Communications, Inc. 6.20% 2008                                                          2,300               2,488
Lenfest Communications, Inc. 7.625% 2008                                                               6,750               7,455
Comcast Cable Communications, Inc. 6.875% 2009                                                        15,194              16,905
Tele-Communications, Inc. 9.80% 2012                                                                  17,500              22,344
Comcast Cable Communications, Inc. 7.125% 2013                                                         4,475               5,070
Tele-Communications, Inc. 7.875% 2013                                                                 10,750              12,603
Comcast Corp. 6.50% 2015                                                                               8,000               8,657
Clear Channel Communications, Inc. 6.625% 2008                                                         5,375               5,785
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      10,000              11,350
Clear Channel Communications, Inc. 7.65% 2010                                                         10,000              11,425
Clear Channel Communications, Inc. 5.75% 2013                                                         12,500              12,860
Clear Channel Communications, Inc. 5.50% 2014                                                         36,000              35,879
J.C. Penney Co., Inc. 7.375% 2008                                                                      2,000               2,220
J.C. Penney Co., Inc. 6.875% 2015                                                                      1,425               1,525
J.C. Penney Co., Inc. 7.65% 2016                                                                       7,500               8,550
J.C. Penney Co., Inc. 7.95% 2017                                                                      38,575              44,747
J.C. Penney Co., Inc. 7.625% 2097                                                                      7,500               7,800
Time Warner Inc. 8.18% 2007                                                                            2,225               2,492
AOL Time Warner Inc. 6.875% 2012                                                                      43,000              48,046
AOL Time Warner Inc. 7.625% 2031                                                                      10,500              12,123
Viacom Inc. 6.40% 2006                                                                                 5,000               5,236
Viacom Inc. 5.625% 2007                                                                                6,600               6,986
Viacom Inc. 7.70% 2010                                                                                13,000              15,143
Viacom Inc. 6.625% 2011                                                                               25,000              27,798
Liberty Media Corp. 7.75% 2009                                                                         8,250               9,164
Liberty Media Corp. 7.875% 2009                                                                       38,020              42,482
Liberty Media Corp. 5.70% 2013                                                                           750                 743
Toys "R" Us, Inc. 7.875% 2013                                                                         22,410              22,466
Toys "R" Us, Inc. 7.375% 2018                                                                         22,195              20,697
Pulte Homes, Inc. 4.875% 2009                                                                         25,300              25,907
Pulte Homes, Inc. 7.625% 2017                                                                          7,500               8,744
Harrah's Operating Co., Inc. 5.50% 2010(3)                                                            30,260              31,305
Toll Brothers, Inc. 6.875% 2012                                                                        9,875              11,030
Toll Brothers, Inc. 4.95% 2014                                                                        19,250              18,831
Carnival Corp. 3.75% 2007                                                                              8,500               8,546
Carnival Corp. 6.15% 2008                                                                             17,663              19,097
Cox Communications, Inc. 7.75% 2006                                                                    2,325               2,495
Cox Communications, Inc. 7.875% 2009                                                                   1,000               1,117
Cox Communications, Inc. 7.75% 2010                                                                   10,000              11,158
Cox Communications, Inc. 4.625% 2013                                                                  10,000               9,237
Antenna TV SA 9.00% 2007                                                                               4,799               4,853
Antenna TV SA 9.75% 2008                                                                     Euro     15,000              18,919
Visteon Corp. 8.25% 2010                                                                              19,690              20,822
Visteon Corp. 7.00% 2014                                                                               2,000               1,910
Delphi Corp. 6.50% 2013                                                                                6,000               6,164
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                           15,250              15,498
Six Flags, Inc. 9.50% 2009                                                                             3,375               3,316
Six Flags, Inc. 8.875% 2010                                                                            8,850               8,341
Six Flags, Inc. 9.75% 2013                                                                            10,250               9,737
Hilton Hotels Corp. 7.625% 2008                                                                        1,000               1,125
Hilton Hotels Corp. 8.25% 2011                                                                         8,485              10,065
Hilton Hotels Corp. 7.625% 2012                                                                        8,295               9,684
Target Corp. 3.375% 2008                                                                              20,830              20,771
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp. 10.75% 2009                                                                           1,000                 825
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                       4,000               4,105
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012(3)                                                                         9,650               9,674
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                            5,500               5,424
Young Broadcasting Inc. 8.50% 2008                                                                     5,200               5,551
Young Broadcasting Inc. 10.00% 2011                                                                   12,317              12,748
News America Holdings Inc. 6.625% 2008                                                                12,900              14,076
News America Holdings Inc. 8.625% 2014                                                             A$  5,150               3,685
Cinemark USA, Inc. 9.00% 2013                                                                          9,925              11,141
Cinemark, Inc. 0%/9.75% 2014(7)                                                                        8,000               5,540
Telenet Group Holding NV 0%/11.50% 2014(3),(7)                                                        22,300              16,502
Univision Communications Inc. 7.85% 2011                                                              13,250              15,591
Office Depot, Inc. 10.00% 2008                                                                         5,250               6,195
Office Depot, Inc. 6.25% 2013                                                                          7,945               8,522
AMC Entertainment Inc. 8.00% 2014(3)                                                                  14,175              13,395
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                        12,025              12,867
Ryland Group, Inc. 5.375% 2008                                                                         7,000               7,315
Ryland Group, Inc. 9.75% 2010                                                                          4,500               5,012
Tenneco Automotive Inc., Series B, 11.625% 2009                                                        7,000               7,420
Tenneco Automotive Inc., Series B, 10.25% 2013                                                         3,850               4,408
May Department Stores Co. 4.80% 2009(3)                                                               11,500              11,736
Kohl's Corp. 6.30% 2011                                                                                9,000               9,945
Kohl's Corp. 7.375% 2011                                                                               1,500               1,767
Hollinger Participation Trust 12.125% 2010(2),(3),(8)                                                 10,021              11,499
Centex Corp. 4.75% 2008                                                                                8,000               8,223
Centex Corp. 5.80% 2009                                                                                3,000               3,202
Kabel Deutschland GmbH 10.625% 2014(3)                                                                 9,650              10,567
Lowe's Companies, Inc. 8.25% 2010                                                                      8,450              10,203
Mohegan Tribal Gaming Authority 6.375% 2009                                                            7,700               8,027
Mohegan Tribal Gaming Authority 7.125% 2014(3)                                                         1,500               1,579
Adelphia Communications Corp. 10.25% 2006(9)                                                           3,500               3,167
FrontierVision 11.00% 2006(9)                                                                            700                 875
Century Communications Corp. 0% 2003(10)                                                               5,000               4,700
Cox Radio, Inc. 6.375% 2005                                                                            8,000               8,148
Gannett Co., Inc. 4.95% 2005                                                                           8,000               8,098
Regal Cinemas Corp., Series B, 9.375% 2012(5)                                                          7,250               8,084
Buffets, Inc. 11.25% 2010                                                                              7,500               7,987
MGM MIRAGE 8.50% 2010                                                                                  6,850               7,818
Technical Olympic USA, Inc. 9.00% 2010                                                                 1,950               2,145
Technical Olympic USA, Inc. 9.00% 2010                                                                 1,550               1,705
Technical Olympic USA, Inc. 7.50% 2011                                                                 3,750               3,834
NTL Cable PLC 8.75% 2014(2),(3)                                                                        5,825               6,335
NTL Cable PLC 8.75% 2014                                                                     Euro      1,000               1,264
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                1,400               1,512
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                4,825               5,657
Payless ShoeSource, Inc. 8.25% 2013                                                                    7,000               6,825
PETCO Animal Supplies, Inc. 10.75% 2011                                                                5,750               6,699
Mandalay Resort Group, Series B, 10.25% 2007                                                           5,000               5,700
Blockbuster Inc. 9.00% 2012(3)                                                                         5,025               5,239
RBS-Zero Editora Jornalistica SA 11.00% 2010(3)                                                        5,604               5,212
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                          4,793               4,901
Saks Inc. 7.50% 2010                                                                                   4,500               4,837
Argosy Gaming Co. 9.00% 2011                                                                           1,250               1,409
Argosy Gaming Co. 7.00% 2014                                                                           3,000               3,109
Standard Pacific Corp. 5.125% 2009                                                                     1,000                 997
Standard Pacific Corp. 6.25% 2014                                                                      3,500               3,491
Radio One, Inc., Series B, 8.875% 2011                                                                 4,000               4,430
William Lyon Homes, Inc. 10.75% 2013                                                                   2,000               2,320
William Lyon Homes, Inc. 7.50% 2014                                                                    2,000               2,050
Carmike Cinemas, Inc. 7.50% 2014                                                                       4,200               4,273
D.R. Horton, Inc. 6.125% 2014                                                                          4,000               4,155
Lear Corp., Series B, 8.11% 2009                                                                       3,580               4,137
Boyd Gaming Corp. 9.25% 2009                                                                           3,500               3,841
TRW Automotive Acquisition Corp. 9.375% 2013                                                           2,325               2,668
TRW Automotive Acquisition Corp. 11.00% 2013                                                             650                 777
Hyatt Equities, LLC 6.875% 2007(3)                                                                     3,185               3,401
MDC Holdings, Inc. 5.50% 2013                                                                          3,000               3,054
YUM! Brands, Inc. 7.70% 2012                                                                           2,500               2,975
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       2,300               2,628
LBI Media, Inc. 10.125% 2012                                                                           2,250               2,531
WCI Communities, Inc. 9.125% 2012                                                                      2,000               2,240
Dana Corp. 9.00% 2011                                                                                  1,700               2,061
NextMedia Operating, Inc. 10.75% 2011                                                                  1,750               1,980
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(3),(9)                                 1,990               1,443
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(9)                                       690                 500
ArvinMeritor, Inc. 8.75% 2012                                                                          1,725               1,919
Sbarro, Inc. 11.00% 2009                                                                               2,015               1,894
Stoneridge, Inc. 11.50% 2012                                                                           1,360               1,547
Jostens IH Corp. 7.625% 2012(3)                                                                        1,475               1,490
Boyds Collection, Ltd., Series B, 9.00% 2008                                                           1,501               1,441
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                    250                 271
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                  1,000               1,136
Warner Music Group 7.375% 2014(3)                                                                      1,250               1,300
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014(3)                                                                                             1,300               1,238
La Quinta Properties, Inc. 7.00% 2012(3)                                                               1,000               1,059
Reader's Digest Association, Inc. 6.50% 2011                                                           1,000               1,035
Warnaco, Inc. 8.875% 2013                                                                                925               1,034
Videotron Ltee 6.875% 2014                                                                             1,000               1,030
Dillard's, Inc. 6.625% 2018                                                                            1,000                 960
Dex Media, Inc., Series B, 8.00% 2013                                                                    525                 554
Bombardier Recreational Products 8.375% 2013(3)                                                          500                 529
                                                                                                                       2,103,097

U.S. TREASURY NOTES & BONDS -- 10.73%
U.S. Treasury Obligations 11.625% 2004                                                                30,000              30,366
U.S. Treasury Obligations 1.125% 2005                                                                  4,060               4,031
U.S. Treasury Obligations 5.75% 2005                                                                 111,000             115,283
U.S. Treasury Obligations 5.875% 2005                                                                 20,000              20,800
U.S. Treasury Obligations 6.75% 2005                                                                 175,325             180,366
U.S. Treasury Obligations 2.50% 2006                                                                   1,760               1,761
U.S. Treasury Obligations 5.625% 2006                                                                  1,910               1,995
U.S. Treasury Obligations 6.875% 2006                                                                281,990             301,817
U.S. Treasury Obligations 3.00% 2007                                                                  70,500              70,720
U.S. Treasury Obligations 3.375% 2007(2),(6)                                                         246,273             263,041
U.S. Treasury Obligations 4.375% 2007                                                                 32,890              34,206
U.S. Treasury Obligations 6.125% 2007                                                                 25,000              27,242
U.S. Treasury Obligations 6.25% 2007                                                                  54,385              58,778
U.S. Treasury Obligations 6.625% 2007                                                                 40,940              44,900
U.S. Treasury Obligations 2.625% 2008                                                                 20,000              19,716
U.S. Treasury Obligations 3.625% 2008(2),(6)                                                         115,026             126,042
U.S. Treasury Obligations 4.75% 2008                                                                  40,000              42,419
U.S. Treasury Obligations 5.625% 2008                                                                 40,000              43,519
U.S. Treasury Obligations 6.00% 2009(4)                                                                9,880              11,049
U.S. Treasury Obligations 10.375% 2009                                                                12,500              12,631
U.S. Treasury Obligations 10.00% 2010                                                                  5,000               5,241
U.S. Treasury Obligations 3.50% 2011(2),(4),(6)                                                       54,414              61,520
U.S. Treasury Obligations 5.00% 2011                                                                  25,000              26,879
U.S. Treasury Obligations 3.00% 2012(2),(6)                                                              569                 629
U.S. Treasury Obligations 10.375% 2012                                                                24,500              29,863
U.S. Treasury Obligations 3.875% 2013                                                                    730                 726
U.S. Treasury Obligations 12.00% 2013                                                                 10,000              13,211
U.S. Treasury Obligations 11.250% 2015                                                                70,000             111,399
U.S. Treasury Obligations 9.250% 2016                                                                  5,510               7,934
U.S. Treasury Obligations 7.875% 2021                                                                    560                 758
U.S. Treasury Obligations 6.875% 2025                                                                222,750             279,689
U.S. Treasury Obligations 5.25% 2028                                                                  31,295              32,542
U.S. Treasury Obligations 3.875% 2029(2),(6)                                                           1,037               1,372
U.S. Treasury Obligations 6.25% 2030                                                                   2,010               2,386
U.S. Treasury Obligations Principal Strip 0% 2009                                                      1,250               1,058
U.S. Treasury Obligations Principal Strip 0% 2011                                                     10,495               8,026
U.S. Treasury Obligations Principal Strip 0% 2015                                                      5,000               3,035
U.S. Treasury Obligations Principal Strip 0% 2018                                                     24,120              12,467
U.S. Treasury Obligations Principal Strip 0% 2029                                                        150                  43
U.S. Treasury Obligations Principal Strip 0% 2029                                                      8,250               2,277
                                                                                                                       2,011,737

TELECOMMUNICATION SERVICES -- 6.59%
Sprint Capital Corp. 4.78% 2006                                                                       27,225              28,002
Sprint Capital Corp. 6.00% 2007                                                                       14,500              15,357
Sprint Capital Corp. 6.375% 2009                                                                      12,565              13,759
Sprint Capital Corp. 7.625% 2011(4)                                                                   60,855              70,397
Sprint Capital Corp. 8.375% 2012                                                                      17,825              21,619
Sprint Capital Corp. 6.90% 2019                                                                       17,275              18,958
Sprint Capital Corp. 6.875% 2028                                                                       8,010               8,427
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                      116,830             122,355
British Telecommunications PLC 8.375% 2010(2)                                                         75,749              91,456
British Telecommunications PLC 7.125% 2011(2)                                                Euro     10,420              15,021
AT&T Corp. 6.00% 2009                                                                                 28,680              29,325
AT&T Corp. 8.05% 2011(2),(4)                                                                          58,500              65,739
AT&T Wireless Services, Inc. 7.875% 2011(4)                                                           15,355              18,216
Tritel PCS, Inc. 10.375% 2011                                                                         12,954              14,786
AT&T Wireless Services, Inc. 8.125% 2012(4)                                                           37,630              45,536
AT&T Wireless Services, Inc. 8.75% 2031                                                                1,440               1,896
France Telecom 7.50% 2008(2)                                                                 Euro      3,500               4,860
France Telecom 8.50% 2011(2)                                                                          58,300              69,878
Vodafone Group PLC 4.25% 2009                                                                Euro      7,000               8,957
Vodafone Group PLC 7.75% 2010                                                                         55,210              64,837
SBC Communications Inc. 5.75% 2006                                                                     3,575               3,734
SBC Communications, Inc. 6.25% 2011                                                                    1,150               1,263
SBC Communications Inc. 5.875% 2012                                                                   23,755              25,435
SBC Communications Inc. 5.625% 2016                                                                   26,425              27,062
SBC Communications Inc. 6.45% 2034                                                                     2,000               2,055
Deutsche Telekom International Finance BV 7.50% 2007(2)                                      Euro      3,500               4,825
Deutsche Telekom International Finance BV 3.875% 2008                                                  1,100               1,105
Deutsche Telekom International Finance BV 8.50% 2010(2)                                               24,000              28,799
Deutsche Telekom International Finance BV 8.125% 2012(2)                                     Euro      3,910               6,067
Deutsche Telekom International Finance BV 9.25% 2032(2)                                                7,750              10,836
Telecom Italia Capital, Series A, 4.00% 2008(3)                                                        1,270               1,278
Sogerim SA 7.25% 2011                                                                        Euro      1,400               2,018
Telecom Italia SpA 6.25% 2012                                                                         15,000              20,851
Telecom Italia Capital, Series B, 5.25% 2013(3)                                                        6,300               6,430
Telecom Italia Capital SA 4.95% 2014(3)                                                               20,000              19,792
Koninklijke KPN NV, Series 7, 8.25% 2008                                                     Pound     1,000               1,975
Koninklijke KPN NV 8.00% 2010                                                                         35,945              42,797
American Tower Corp. 9.375% 2009(4)                                                                   32,253              34,349
American Tower Corp. 7.125% 2012(3)                                                                    7,725               7,686
Verizon Global Funding Corp. 6.125% 2007                                                               2,550               2,734
Verizon Global Funding Corp. 7.25% 2010                                                                7,690               8,878
Verizon New York Inc., Series A, 6.875% 2012                                                           5,250               5,847
Verizon Global Funding Corp. 7.375% 2012                                                               9,710              11,356
Qwest Services Corp. 14.00% 2010(3)                                                                   12,175              14,275
Qwest Services Corp. 14.50% 2014(3)                                                                    7,800               9,477
Crown Castle International Corp. 10.75% 2011                                                           5,000               5,587
Crown Castle International Corp., Series B, 7.50% 2013                                                11,200              11,788
Crown Castle International Corp. 7.50% 2013                                                            4,475               4,710
Nextel Communications, Inc. 6.875% 2013                                                                3,000               3,135
Nextel Communications, Inc. 7.375% 2015                                                               15,325              16,551
Centennial Cellular Corp. 10.75% 2008                                                                 13,348              13,949
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operating Corp. 8.625% 2014(2),(3)                                           5,000               4,794
BellSouth Corp. 4.20% 2009                                                                            17,530              17,650
Singapore Telecommunications Ltd. 6.375% 2011                                                          3,475               3,863
Singapore Telecommunications Ltd. 7.375% 2031(3)                                                      10,000              11,844
Nextel Partners, Inc. 12.50% 2009                                                                        677                 785
Nextel Partners, Inc. 8.125% 2011                                                                     10,870              11,577
Nextel Partners, Inc. 8.125% 2011(3)                                                                   3,000               3,195
PCCW-HKT Capital Ltd. 8.00% 2011(2),(3)                                                               12,375              14,247
ALLTEL Corp. 7.00% 2012                                                                               10,000              11,425
Dobson Communications Corp. 10.875% 2010                                                                  50                  37
Dobson Communications Corp. 8.875% 2013                                                               16,320              10,608
Telefonica Europe BV 5.125% 2013                                                             Euro      7,600              10,029
AirGate PCS, Inc. 9.375% 2009(3)                                                                       9,167               9,350
SK Telecom Co., Ltd. 4.25% 2011(3)                                                                     9,550               9,309
Cincinnati Bell Inc. 7.25% 2013                                                                        6,800               6,579
TELUS Corp. 8.00% 2011                                                                                 5,250               6,160
Triton PCS, Inc. 8.75% 2011                                                                            2,000               1,370
Triton PCS, Inc. 9.375% 2011                                                                           6,500               4,696
Cellco Finance NV 12.75% 2005                                                                          3,500               3,745
SpectraSite, Inc. 8.25% 2010                                                                           2,100               2,268
Millicom International Cellular SA 10.00% 2013(3)                                                      1,500               1,515
Rogers Cantel Inc. 9.75% 2016                                                                          1,250               1,402
iPCS Escrow Co. 11.50% 2012(3)                                                                         1,000               1,055
US Unwired Inc., Series B, 10.00% 2012                                                                 1,000               1,042
GT Group Telecom Inc., units, 0%/13.25% 2010(3),(5),(7),(9),(11)                                       2,753                   0
                                                                                                                       1,234,570

NON-U.S. GOVERNMENT OBLIGATIONS -- 5.54%
Bundesobligation Eurobond 5.00% 2005                                                         Euro    107,750             136,982
Bundesobligation Eurobond 4.50% 2006                                                                  41,920              53,920
Deutschland Republic 4.50% 2009                                                                       55,000              72,038
Deutschland Republic 6.25% 2030                                                                       34,130              52,449
Japanese Government 0.10% 2004                                                                (Y)  1,220,000              11,101
Japanese Government 0.50% 2007                                                                     4,186,100              38,371
Japanese Government 0.90% 2008                                                                    11,030,000             102,167
Japanese Government 0.50% 2013                                                                     5,726,450              48,683
United Mexican States Government Global 4.625% 2008                                                   11,000              11,124
United Mexican States Government Global 10.375% 2009                                                  14,500              17,871
United Mexican States Government, Series MI10, 8.00% 2013                                    MXP     171,200              13,241
United Mexican States Government Eurobonds 11.375% 2016                                               18,658              27,521
United Mexican States Government 8.00% 2023                                                  MXP     153,800              10,677
United Mexican States Government Global 8.30% 2031                                                     8,220               9,371
United Mexican States Government Global 7.50% 2033                                                     3,750               3,951
Canadian Government 9.00% 2004                                                               C$       10,000               8,017
Canadian Government 4.25% 2026(2),(6)                                                                 66,695              70,949
Korean Government 4.50% 2008                                                                 KRW  59,075,000              53,024
Polish Government 8.50% 2006                                                                 PLZ      72,000              20,803
Polish Government 6.00% 2010                                                                          80,750              22,058
Russian Federation 8.25% 2010                                                                         21,580              23,520
Russian Federation 8.25% 2010(3)                                                                       3,300               3,597
Russian Federation 5.00% 2030(2)                                                                      13,800              13,351
Russian Federation 5.00% 2030(2),(3)                                                                     145                 140
Swedish Government 5.00% 2009                                                                 Skr    105,000              15,197
Swedish Government 5.25% 2011                                                                        110,000              16,165
United Kingdom 8.50% 2005                                                                    Pound     1,540               2,916
United Kingdom 5.00% 2008                                                                              6,960              12,721
United Kingdom 6.00% 2028                                                                              1,800               3,884
United Kingdom 4.25% 2032                                                                              3,125               5,336
Hungarian Government 8.50% 2006                                                                HUF 4,500,000              22,034
Hungarian Government 6.25% 2008                                                                      300,000               1,349
Italian Government BTPS Eurobond 6.00% 2007                                                  Euro     16,204              21,919
New South Wales Treasury Corp. 8.00% 2008                                                      A$     26,000              20,353
French Government O.A.T. Eurobond Strip Principal 0% 2019                                    Euro     14,000               8,926
French Government O.A.T. Eurobond 5.50% 2029                                                           7,610              10,666
State of Qatar 9.75% 2030                                                                             12,220              17,627
Banque Centrale de Tunisie 4.75% 2011                                                        Euro      3,000               3,770
Banque Centrale de Tunisie 7.375% 2012                                                                 6,250               7,133
Norwegian Government 6.00% 2011                                                               NOK     57,000               9,487
Bulgaria (Republic of) 8.25% 2015                                                                      6,065               7,475
Corporacion Andina de Fomento 6.875% 2012                                                              5,895               6,642
Panama (Republic of) 10.75% 2020                                                                         210                 253
Panama (Republic of) Global 9.375% 2023                                                                3,837               4,202
Panama (Republic of) 8.875% 2027                                                                         250                 264
Panama (Republic of) Global 9.375% 2029                                                                  675                 759
Peru (Republic of) 9.125% 2012                                                                           432                 486
Peru (Republic of) 8.375% 2016                                                                         2,500               2,612
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                              383                 351
Brazil (Federal Republic of), Bearer 8.00% 2014(8)                                                       717                 709
Brazil (Federal Republic of) 8.875% 2024                                                               1,375               1,324
Brazil (Federal Republic of) 12.25% 2030                                                                 425                 527
Brazil (Federal Republic of) 11.00% 2040                                                                 610                 685
New Zealand Government 4.50% 2016(2),(6)                                                          NZ   3,528               2,571
Dominican Republic 9.50% 2006(3)                                                                       2,135               1,836
Guatemala (Republic of) 10.25% 2011(3)                                                                 1,000               1,170
Venezuela (Republic of) 9.25% 2027                                                                       915                 904
El Salvador (Republic of) 7.625% 2034(3)                                                                 750                 772
Turkey (Republic of) 12.375% 2009                                                                        500                 625
Argentina (Republic of) Global 15.50% 2008(12)                                                           725                 221
Argentina (Republic of) 11.75% 2009(12)                                                                   60                  18
Argentina (Republic of), Series E, 0% 2003(12)                                                         1,000                 272
Argentina (Republic of) Global 12.25% 2018(8),(12)                                                        80                  24
Argentina (Republic of) Global 12.00% 2031(8),(12)                                                        53                  16
                                                                                                                       1,039,127

ASSET-BACKED(1) -- 5.32%
Metris Master Trust, Series 2000-1, Class A, 2.111% 2008(2)                                           41,100              41,018
Metris Master Trust, Series 2000-3, Class A, 2.071% 2009(2)                                            3,500               3,492
Metris Master Trust, Series 2001-2, Class A, 2.131% 2009(2)                                           23,000              22,946
Metris Master Trust, Series 2001-2, Class C, 3.711% 2009(2),(3)                                       10,000               9,800
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       15,000              15,176
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                          6,000               5,955
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                       12,000              11,874
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-5,
   4.89% 2034                                                                                         39,935              40,023
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34%
   2027                                                                                               19,000              18,765
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3,
   3.495% 2028                                                                                         1,263               1,263
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052%
   2029                                                                                                1,550               1,526
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC
   insured, 4.767% 2032                                                                               10,000               9,981
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572%
   2033                                                                                                6,038               5,987
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79%
   2033(2)                                                                                            10,000               9,972
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7,
   4.828% 2033                                                                                         9,000               8,949
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
   2024                                                                                                2,723               2,721
Residential Asset Securities Corp. Trust, Series 2002-KS4, Class A-1-3, AMBAC
   insured, 4.59% 2026                                                                                 1,051               1,052
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66%
   2028                                                                                               16,750              16,699
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC
   insured, 7.505% 2030                                                                                3,295               3,388
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96%
   2031                                                                                               24,400              25,101
MMCA Auto Owner Trust, Series 2000-2, Class B, 7.42% 2005                                              1,937               1,940
MMCA Auto Owner Trust, Series 2000-1, Class B, 7.55% 2005                                              1,807               1,811
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                              2,153               2,165
MMCA Auto Owner Trust, Series 2001-3, Class B, 2.71% 2008(2)                                           5,996               5,952
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                              4,651               4,664
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                           24,600              24,805
MMCA Auto Owner Trust, Series 2002-2, Class B, 4.67% 2010                                              1,509               1,489
Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                                         2,250               2,132
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(9)                                    4,192                 545
Green Tree Financial Corp., Series 1995-8, Class B-2, 7.65% 2026(9)                                    7,045                 106
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(9)                                    2,383                 107
Green Tree Financial Corp., Series 1996-6, Class B-2, 8.35% 2027(9)                                    6,984                  35
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(9)                                    4,489                  22
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028                                      5,826               6,229
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(9)                                    2,139                  11
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                      11,453              12,334
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029                         8,337               6,670
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(9)                                    3,432                  17
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(9)                                    9,019                  45
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 3.51% 2033(2)                        4,500               4,590
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
   5.16% 2033                                                                                          3,045               3,070
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class A-2, 5.31% 2033                           1,028               1,031
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-3,
   5.79% 2033                                                                                          5,000               5,144
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89%
   2009(3)                                                                                            29,610              29,402
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50%
   2009(3)                                                                                             2,490               2,511
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
   2009(3)                                                                                             1,295               1,296
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(3)                       7,141               7,162
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018                            5,100               5,163
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024                            7,630               8,414
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                        10,250              11,049
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                           5,000               5,482
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030                           6,889               7,782
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032                            1,500               1,581
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-3-A, MBIA
   insured, 2.37% 2007                                                                                17,000              16,995
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA
   insured, 3.10% 2009                                                                                 2,000               2,002
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
   3.55% 2009                                                                                          4,000               4,037
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
   insured, 3.48% 2010                                                                                15,500              15,654
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured, 3.46%
   2008(3)                                                                                             2,402               2,411
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58%
   2011(3)                                                                                            23,635              23,598
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                17,000              17,683
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011                                   3,000               3,272
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011                                   3,750               4,081
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 2.32% 2034(2)                         22,757              22,762
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                 22,400              22,399
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021                               10,000              10,222
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027                                8,290               8,792
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032                                3,000               3,285
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 2.37% 2034(2)                             20,000              20,012
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 2.631% 2031(2)                         5,000               5,004
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured,
   5.25% 2034                                                                                         11,000              11,184
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured,
   5.65% 2034                                                                                          3,000               3,034
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class
   A, AMBAC insured, 3.919% 2007(2),(3)                                                               10,158              10,303
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class
   FX, 10.421% 2007(3)                                                                                 8,250               8,610
Drive Auto Receivables Trust, Series 2004-A, Class A-2, XLCA insured, 1.638%
   2006(3)                                                                                            10,838              10,784
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41%
   2007(3)                                                                                             5,000               4,990
Drive Auto Receivables Trust, Series 2001-2, Class A, MBIA insured, 3.91%
   2007(3)                                                                                             2,767               2,795
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                    15,000              16,229
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      16,000              16,202
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                          6,286               6,302
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured,
   3.00% 2009(3)                                                                                       9,833               9,871
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                  16,000              15,917
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                    14,250              15,459
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017(3)                                  13,800              14,914
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685%
   2012(3)                                                                                             3,122               3,144
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
   2012(3)                                                                                             9,936               9,986
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(2),(3)                                           12,509              12,415
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                           12,000              11,938
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
   2010(3)                                                                                            11,834              11,819
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                         2,667               2,777
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                        7,890               8,205
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(3)                        10,000              10,933
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                       6,500               6,481
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035                       2,500               2,463
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035                       2,000               1,967
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 2.99% 2034(2)                                      10,286              10,380
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96%
   2008                                                                                               10,000               9,962
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                         8,901               8,905
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022(3)                         8,988               8,651
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.46%
   2010(2),(3)                                                                                         8,000               8,061
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
   2008(3)                                                                                             8,000               8,006
Home Equity Asset Trust, Series 2004-7, Class M-1, 2.46% 2035(2)                                       7,500               7,500
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(3)                                   6,858               6,897
First USA Credit Card Master Trust, Series 1997-4, Class C, 2.788% 2010(2),(3)                         6,630               6,641
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995%
   2010(3)                                                                                             6,357               6,410
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009                                     667                 671
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009                                 3,590               3,620
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010                                   2,091               2,084
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 2.15% 2009(2)                         6,000               6,033
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                            5,828               5,899
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 2.56%
   2006(2),(3)                                                                                         5,744               5,759
Equity One ABS, Inc., Series 2004-4, Class A-F-4, 4.628% 2034                                          5,650               5,638
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03%
   2010                                                                                                5,273               5,301
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA
   insured, 7.11% 2007(3)                                                                              5,261               5,274
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                             3,500               3,503
Chase Funding Trust, Series 1999-3, Class IIM-1, 2.49% 2029(2)                                         1,741               1,743
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class A-3, 4.35% 2014                         4,996               4,999
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                            4,500               4,962
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006(3)                                  2,380               2,406
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(3)                                  2,000               2,016
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class
   AF-6, 6.537% 2030                                                                                   4,154               4,206
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
   2009(3)                                                                                             4,218               4,189
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029                       2,997               3,095
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58%
   2008(3)                                                                                             1,921               1,929
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(3)                                                                                               916                 919
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                               2,679               2,704
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(2),(3),(5),(10)                                     3,000                  30
NPF XII, Inc., Series 2001-1A, Class A,  1.989% 2004(2),(3),(5),(10)                                   7,000                 796
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3),(5),(9)                                          16,000               1,820
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 2.59% 2032(2)                                2,000               1,996
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                         1,162               1,168
Capital One Master Trust, Series 2002-1A, Class B, 2.36% 2011(2)                                       1,000               1,011
Home Equity Asset Trust, Series 2004-2, Class M-1, 2.37% 2034(2)                                       1,000               1,001
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                    789                 796
                                                                                                                         998,356

INDUSTRIALS -- 5.23%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                      12,000              10,862
Continental Airlines, Inc., MBIA insured, 2.72% 2009(2)                                                2,000               2,020
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                     10,500               9,841
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016(1)                                    10,722               9,945
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016(1)                                     1,912               1,344
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(1)                                     4,720               3,705
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(1)                                    22,837              21,391
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(1)                                     28,409              27,371
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(1)                                    15,833              12,689
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(1)                                   9,545               8,901
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(1)                                   4,240               4,138
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                    33,125              36,565
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                    40,000              42,212
Hutchison Whampoa International Ltd. 6.25% 2014(3)                                                    17,200              17,688
General Electric Capital Corp., Series A, 5.00% 2007                                                  21,500              22,501
General Electric Capital Corp., Series A, 5.375% 2007                                                 13,250              13,953
General Electric Capital Corp., Series A, 7.25% 2007                                         Pound     1,030               1,969
General Electric Capital Corp., Series A, 3.50% 2008                                                  20,000              20,036
General Electric Capital Corp., Series A, 6.00% 2012                                                  15,000              16,505
General Electric Co. 5.00% 2013                                                                       12,750              13,135
Tyco International Group SA 6.125% 2008                                                               14,500              15,740
Tyco International Group SA 6.125% 2009                                                               11,500              12,515
Tyco International Group SA 6.375% 2011                                                               47,765              52,900
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1),(3)                                33,351              36,000
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664%
   2013(1),(3)                                                                                        29,990              33,332
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010(1)                                     13,480              13,319
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(1)                                     32,781              32,407
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                           9,000               7,637
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                         5,000               4,973
American Airlines, Inc., Series 1991-C2, 9.73% 2014(1)                                                 6,410               4,405
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019(1)                                        7,982               4,550
Delta Air Lines, Inc. 7.70% 2005                                                                       7,710               3,392
Delta Air Lines, Inc. 10.00% 2008                                                                      1,500                 457
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.41% 2009(1),(2)                       14,969              15,073
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(1)                                       11,229              10,221
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                            3,500               3,145
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                          15,000              13,481
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(1)                                         12,105               4,237
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(1)                                                  11,500               5,175
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00%
   2014(1),(3)                                                                                         5,000               2,100
Delta Air Lines, Inc., 1990 Equipment Certificates Trust, Series F, 10.79%
   2014(1),(3)                                                                                         1,700                 765
Delta Air Lines, Inc. 10.375% 2022                                                                     2,577                 644
Cendant Corp. 6.875% 2006                                                                              9,755              10,402
Cendant Corp. 6.25% 2008                                                                               9,500              10,248
Cendant Corp. 7.375% 2013                                                                             22,660              26,261
Northwest Airlines, Inc. 7.625% 2005                                                                   1,100               1,089
Northwest Airlines, Inc. 8.875% 2006                                                                     875                 739
Northwest Airlines, Inc. 8.70% 2007                                                                      400                 294
Northwest Airlines, Inc. 9.875% 2007                                                                  14,325              10,887
Northwest Airlines, Inc. 10.00% 2009                                                                   6,025               4,187
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                        9,955               9,840
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(1)                                       6,079               6,057
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(1)                       7,781               8,018
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(1)                                     2,238               2,193
Bombardier Inc. 6.30% 2014(3)                                                                         50,000              43,256
Allied Waste North America, Inc., Series B, 7.625% 2006                                                2,000               2,097
Allied Waste North America, Inc. 8.50% 2008                                                            7,500               8,175
Allied Waste North America, Inc., Series B, 8.875% 2008                                                5,250               5,722
Allied Waste North America, Inc., Series B, 6.50% 2010                                                 4,000               3,980
Allied Waste North America, Inc., Series B, 5.75% 2011                                                 2,500               2,387
Allied Waste North America, Inc., Series B, 6.125% 2014                                                3,500               3,281
Allied Waste North America, Inc., Series B, 7.375% 2014                                                4,250               4,112
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(1)                                       5,000               5,173
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(1)                                         7,500               7,922
Southwest Airlines Co. 5.25% 2014                                                                     13,000              12,954
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022(1)                            8,000               9,077
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(1)                          11,500              12,514
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(1)                           2,978               2,880
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B,
   6.96% 2009(1)                                                                                       2,301               2,460
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2,
   5.14% 2021(1)                                                                                      12,500              12,686
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
   5.943% 2022(1)                                                                                      6,694               7,261
John Deere Capital Corp. 3.90% 2008                                                                   15,000              15,228
Deere & Co. 8.95% 2019                                                                                 5,000               5,992
Terex Corp. 9.25% 2011                                                                                 6,625               7,453
Terex Corp., Class B, 10.375% 2011                                                                     5,725               6,498
Caterpillar Financial Services Corp., Series F, 2.35% 2006                                             5,000               4,939
Caterpillar Financial Services Corp. 2.70% 2008                                                        4,845               4,699
Caterpillar Inc. 4.50% 2009                                                                            2,500               2,570
Caterpillar Inc. 7.25% 2009                                                                              300                 345
Jacuzzi Brands, Inc. 9.625% 2010                                                                      10,000              11,100
Goodrich Corp. 7.50% 2008                                                                              2,000               2,237
Goodrich Corp. 7.625% 2012                                                                             6,000               7,059
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
   5.70% 2023(1),(3)                                                                                   8,892               9,271
Lockheed Martin, 8.20% 2009                                                                            7,000               8,339
Northrop Grumman Corp. 4.079% 2006                                                                     2,000               2,033
Northrop Grumman Systems Corp. 7.125% 2011                                                             5,000               5,755
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                       7,200               7,632
AIR 2 US, Series A, 8.027% 2020(1),(3)                                                                 9,036               7,552
United Air Lines, Inc. 9.00% 2003(10)                                                                  2,000                 127
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(1),(9)                                    8,998               7,322
American Standard Inc. 7.625% 2010                                                                     6,000               6,825
Raytheon Co. 6.55% 2010                                                                                6,000               6,673
Waste Management, Inc. 6.50% 2008                                                                      5,220               5,728
Waste Management, Inc. 5.00% 2014                                                                        765                 768
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                6,141               6,256
United Rentals (North America), Inc., Series B, 6.50% 2012                                             3,250               3,144
United Rentals (North America), Inc., Series B, 7.00% 2014                                             2,700               2,410
General Dynamics Corp. 4.50% 2010                                                                      5,000               5,114
Koppers Inc. 9.875% 2013                                                                               4,445               4,934
TFM, SA de CV 11.75% 2009                                                                              1,855               1,883
TFM, SA de CV 12.50% 2012                                                                              2,145               2,392
Synagro Technologies, Inc. 9.50% 2009                                                                  2,025               2,177
Nortek, Inc. 8.50% 2014(3)                                                                             2,025               2,131
Stericycle, Inc., Series B, 12.375% 2009                                                               1,461               1,600
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                               950                 988
AGCO Corp. 6.875% 2014                                                                       Euro        700                 861
Laidlaw International, Inc. 10.75% 2011                                                                  285                 327
Jet Equipment Trust, Series 1994-A, 11.79% 2013(3),(9)                                                 4,000                   -
Jet Equipment Trust, Series 1995-B, 10.91% 2014(3),(9)                                                 5,000                   1
Jet Equipment Trust, Series 1995-D, 11.44% 2014(3),(9)                                                10,000                   1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(1),(3),(9)                                     5,500                   1
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015(1),(3),(9)                                    2,750                   -
                                                                                                                         979,756

UTILITIES -- 3.83%
Edison Mission Energy 10.00% 2008                                                                   $  2,000            $  2,350
Mission Energy Holding Co. 13.50% 2008                                                                   925               1,175
Edison Mission Energy 7.73% 2009                                                                      10,125              10,682
Edison Mission Energy 9.875% 2011                                                                     34,160              39,967
Midwest Generation, LLC, Series B, 8.56% 2016(1)                                                       8,000               8,405
Homer City Funding LLC 8.734% 2026(1)                                                                 20,189              22,712
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                           7,600               8,322
Duke Capital LLC 4.331% 2006                                                                          20,000              20,371
Duke Capital Corp. 4.37% 2009                                                                          7,500               7,570
Duke Capital Corp. 7.50% 2009                                                                         25,325              28,886
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                        4,500               4,580
Duke Capital Corp. 6.25% 2013                                                                          9,000               9,700
Duke Capital Corp. 5.50% 2014                                                                         10,000              10,157
Duke Capital LLC 5.668% 2014                                                                           5,000               5,109
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                        5,000               5,002
Commonwealth Edison Co., Series 99, 3.70% 2008                                                         7,125               7,210
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010                                 12,500              12,919
Exelon Corp. 6.75% 2011                                                                                2,200               2,460
Exelon Generation Co., LLC 6.95% 2011                                                                 22,975              25,991
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012                                        3,900               3,966
Israel Electric Corp. Ltd. 7.75% 2009(3)                                                              17,000              19,188
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                               8,500               9,802
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                              12,000              12,513
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           14,140              14,799
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(2)                                                 1,000               1,053
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013                                            25,000              24,941
Drax Group Ltd., Class A-1, 7.538% 2015(2),(3)                                               Pound     4,603               8,339
Drax Group Ltd., Class A-2, unit, 9.02% 2015(2),(3),(13)                                               5,293              16,589
Drax Group Ltd., Class B, 7.02% 2025(2),(3)                                                            3,894               6,684
Cilcorp Inc. 8.70% 2009                                                                                1,000               1,187
Union Electric Co. 4.65% 2013                                                                         11,000              11,005
Cilcorp Inc. 9.375% 2029                                                                              12,265              17,051
Alabama Power Co., Series U, 2.65% 2006(4)                                                            20,500              20,495
Alabama Power Co., Series R, 4.70% 2010                                                                2,250               2,306
Southern Power Co., Series B, 6.25% 2012                                                               2,500               2,725
PSEG Power LLC 3.75% 2009                                                                              6,825               6,696
PSEG Power LLC 7.75% 2011                                                                             14,975              17,458
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                                      17,460              19,890
SP PowerAssets Ltd. 3.80% 2008(3)                                                                     10,000              10,022
SP PowerAssets Ltd. 5.00% 2013(3)                                                                      8,000               8,123
Progress Energy, Inc. 5.85% 2008                                                                       2,500               2,663
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                         7,000               7,051
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage
   Bonds, 5.125% 2013                                                                                  5,000               5,130
Constellation Energy Group, Inc. 6.125% 2009                                                          10,500              11,424
Baltimore Gas and Electric Co. 5.20% 2033                                                              3,000               2,743
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(1)                                      13,500              13,892
PacifiCorp, First Mortgage Bonds, 4.30% 2008                                                           3,060               3,108
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                           9,775              10,309
MidAmerican Energy Co. 5.125% 2013                                                                     7,500               7,755
MidAmerican Energy Co. 4.65% 2014                                                                      5,000               4,947
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                                  6,000               5,979
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013                                        5,000               4,718
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033                                   2,000               1,854
Oncor Electric Delivery Co. 6.375% 2012                                                               10,700              11,863
AES Corp. 10.00% 2005(1),(3)                                                                             562                 574
AES Corp. 9.50% 2009                                                                                   4,677               5,250
AES Corp. 9.375% 2010                                                                                  4,803               5,433
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                         7,000               6,929
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                         4,000               4,085
Essent NV 4.50% 2013                                                                         Euro      8,410              10,547
Reliant Energy Resources Corp. 7.75% 2011                                                              7,000               8,132
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                              2,000               2,361
Kern River Funding Corp. 4.893% 2018(1),(3)                                                           10,328              10,438
Anglian Water Services Financing PLC 4.625% 2013                                             Euro      8,250              10,409
Veolia Environnement 4.875% 2013                                                                       8,000              10,255
AES Gener SA 7.50% 2014(3)                                                                            10,000              10,100
NGG Finance PLC 6.125% 2011                                                                  Euro      6,980               9,696
Dynegy Holdings Inc. 10.125% 2013(3)                                                                   6,675               7,710
E.ON International Finance BV 5.75% 2009                                                     Euro      5,000               6,810
Edison SpA 5.125% 2010                                                                                 4,730               6,220
NiSource Finance Corp. 6.15% 2013                                                                      5,600               6,081
Nevada Power Co., Series I, 6.50% 2012(3)                                                                700                 726
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                           3,600               4,158
Sierra Pacific Resources 8.625% 2014(3)                                                                  900                 981
Red Electrica de Espana Finance BV 4.75% 2013                                                Euro      4,000               5,139
Southern California Gas Co., First Mortgage Bonds, Series II,  4.375% 2011                             5,000               5,057
Korea East-West Power Co., Ltd. 4.875% 2011(3)                                                         5,000               5,038
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
   Series 2003-A, 6.04% 2018(1),(3)                                                                    3,500               3,673
Energy East Corp. 6.75% 2012                                                                           2,955               3,287
Equitable Resources, Inc. 5.15% 2018                                                                   2,500               2,513
Enersis SA 7.375% 2014                                                                                 2,000               2,100
Wisconsin Gas Co. 5.20% 2015                                                                           2,025               2,069
                                                                                                                         717,607

MATERIALS -- 2.87%
Dow Chemical Co. 5.75% 2008                                                                           11,100              11,858
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(3)                                          31,000              30,464
Dow Chemical Co. 5.75% 2009                                                                           13,250              14,235
Dow Chemical Co. 6.00% 2012                                                                           36,000              38,950
Weyerhaeuser Co. 5.95% 2008                                                                           16,125              17,366
Weyerhaeuser Co. 5.25% 2009                                                                           18,875              19,777
Weyerhaeuser Co. 6.75% 2012                                                                           19,750              22,180
Norske Skogindustrier ASA 7.625% 2011(3)                                                              28,210              32,115
Norske Skogindustrier ASA 6.125% 2015(3)                                                               6,370               6,514
Norske Skogindustrier ASA 7.125% 2033(3)                                                               4,100               4,340
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(1)                                            27,100              22,493
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                               17,043              11,930
BHP Finance (USA) Ltd. 6.69% 2006                                                                     10,000              10,506
BHP Finance (USA) Ltd. 8.50% 2012                                                                     10,000              12,592
SCA Coordination Center NV 4.50% 2015(3)                                                              23,000              21,876
International Paper Co. 5.375% 2006                                                          Euro      4,500               5,816
International Paper Co. 4.00% 2010                                                                    15,000              14,674
Equistar Chemicals, LP 10.125% 2008                                                                    5,400               6,115
Equistar Chemicals, LP 8.75% 2009                                                                     12,800              13,856
ICI Wilmington, Inc. 4.375% 2008                                                                         200                 202
ICI Wilmington, Inc. 5.625% 2013                                                                      18,765              19,318
Stone Container Corp. 9.25% 2008                                                                       1,250               1,397
Stone Container Corp. 9.75% 2011                                                                       3,250               3,616
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                             11,625              12,875
Owens-Illinois, Inc. 8.10% 2007                                                                        5,750               6,066
Owens-Illinois, Inc. 7.35% 2008                                                                        5,250               5,440
Owens-Brockway Glass Container Inc. 8.875% 2009                                                        3,000               3,277
Owens-Illinois, Inc. 7.50% 2010                                                                        2,250               2,312
Phelps Dodge Corp. 8.75% 2011                                                                          7,000               8,534
Phelps Dodge Corp. 6.125% 2034                                                                         7,500               7,561
Packaging Corp. of America 4.375% 2008                                                                 1,500               1,520
Packaging Corp. of America 5.75% 2013                                                                 13,000              13,439
Alcan Inc. 5.20% 2014                                                                                 13,000              13,370
UPM-Kymmene Corp. 6.125% 2012                                                                Euro      7,500              10,357
Potlatch Corp. 10.00% 2011                                                                             8,950              10,158
Kappa Beheer BV 12.50% 2009                                                                  Euro      6,000               8,052
Millennium America Inc. 9.25% 2008                                                                     2,090               2,315
Millennium America Inc. 9.25% 2008(3)                                                                  2,000               2,215
Millennium America Inc. 7.625% 2026                                                                    2,100               1,942
Longview Fibre Co. 10.00% 2009                                                                         5,500               6,022
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       5,000               5,681
Ispat Inland ULC 9.75% 2014                                                                            4,825               5,344
MeadWestvaco Corp. 2.75% 2005                                                                          5,180               5,182
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
   2014(3),(7)                                                                                         5,975               3,600
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3)                                                      1,275               1,383
Luscar Coal Ltd. 9.75% 2011                                                                            4,000               4,560
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                  650                 660
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   2,250               2,177
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   1,750               1,693
Georgia-Pacific Corp. 7.50% 2006                                                                       4,050               4,303
Earle M. Jorgensen Co. 9.75% 2012                                                                      3,600               4,014
Associated Materials Inc. 9.75% 2012                                                                   3,100               3,573
Building Materials Corp. of America 7.75% 2014(3)                                                      3,500               3,482
Graphic Packaging International, Inc. 9.50% 2013                                                       3,000               3,442
Temple-Inland Inc. 7.875% 2012                                                                         2,900               3,430
Crompton Corp. 7.67% 2010(2),(3)                                                                       2,400               2,508
Crompton Corp. 9.875% 2012(3)                                                                            500                 527
INVISTA 9.25% 2012(3)                                                                                  2,400               2,574
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                2,100               2,404
Inco Ltd. 7.20% 2032                                                                                   2,000               2,289
Sino-Forest Corp., 9.125% 2011(3)                                                                      2,000               2,065
Huntsman LLC 8.80% 2011(2),(3)                                                                           275                 292
Huntsman LLC 11.50% 2012(3)                                                                            1,550               1,719
Foundation PA Coal Co. 7.25% 2014(3)                                                                   1,800               1,922
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(10)                                                      6,000               1,875
Norampac Inc. 6.75% 2013                                                                               1,500               1,571
Steel Dynamics, Inc. 9.50% 2009                                                                        1,250               1,394
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(9)                                                       2,250               1,204
AK Steel Corp. 7.75% 2012                                                                              1,000                 983
Nalco Finance Holding Co. 0%/9.00% 2014(3),(7)                                                         1,250                 894
Nalco Co. 7.75% 2011                                                                                     775                 825
Georgia Gulf Corp. 7.125% 2013                                                                           770                 803
E.I. du Pont de Nemours and Co. 4.125% 2010                                                              700                 707
Airgas, Inc. 6.25% 2014                                                                                  450                 452
APP International Finance Co. BV 11.75% 2005(9)                                                          275                 142
                                                                                                                         537,319

FEDERAL AGENCY OBLIGATIONS -- 1.81%
Fannie Mae 7.00% 2005                                                                                $90,000           $  93,388
Fannie Mae 6.25% 2011                                                                                 29,250              32,212
Fannie Mae 5.25% 2012                                                                                 20,000              20,674
Fannie Mae 7.25% 2030                                                                                 23,750              29,814
Freddie Mac 4.25% 2005                                                                                27,250              27,645
Freddie Mac 6.625% 2009                                                                               10,000              11,294
Freddie Mac 5.75% 2010                                                                        (euro)  12,000              16,551
Freddie Mac 4.75% 2012                                                                                20,000              19,876
Freddie Mac 6.25% 2012                                                                                15,000              15,841
Freddie Mac 6.75% 2031                                                                                22,650              27,010
Federal Home Loan Bank 4.50% 2012                                                                     31,500              31,707
U.S. Government-Guaranteed Certificates of Participation, Overseas Private
   Investment Corp., Series 2000-044-A, 3.74% 2015(1)                                                 13,090              13,032
                                                                                                                         339,044

INFORMATION TECHNOLOGY -- 1.45%
Electronic Data Systems Corp. 6.334% 2006                                                             18,000              18,719
Electronic Data Systems Corp. 7.125% 2009                                                             48,695              52,361
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                47,750              48,242
Motorola, Inc. 8.00% 2011(4)                                                                          58,530              70,449
Motorola, Inc. 7.50% 2025                                                                              7,000               8,054
Motorola, Inc. 6.50% 2028                                                                              3,695               3,849
Motorola, Inc. 5.22% 2097                                                                              6,250               4,875
Solectron Corp., Series B, 7.375% 2006                                                                 2,775               2,893
Solectron Corp. 9.625% 2009                                                                           22,700              25,254
Micron Technology, Inc. 6.50% 2005(3)                                                                 11,000              10,890
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                    10,150               9,877
Jabil Circuit, Inc. 5.875% 2010                                                                        4,750               4,975
Flextronics International Ltd. 9.75% 2010                                                    Euro      2,750               3,742
Flextronics International Ltd. 6.50% 2013                                                                925                 950
Freescale Semiconductor, Inc. 6.875% 2011(3)                                                           3,025               3,161
Viasystems, Inc. 10.50% 2011                                                                           2,700               2,579
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 13.00%
   2008(2)                                                                                               636                 716
Exodus Communications, Inc. 11.625% 2010(5),(9)                                                        1,155                   0
                                                                                                                         271,586

MUNICIPALS -- 1.61%
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                           8,155               8,249
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                          64,975              61,539
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 4.375% 2019                                                        6,000               6,011
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                       27,290              26,499
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                        31,360              28,977
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027(4)                                                      40,480              38,896
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-Backed Bonds, Series 2001-A, Class A, 6.36% 2025                                             24,237              23,697
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series
   2001-B, 5.50% 2030                                                                                 10,000               8,890
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 3.975% 2005                                                                         14,450              14,550
State of California, Department of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                          13,320              13,529
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
   Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                             29,508              27,735
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San
   Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63%
   2009(1),(3)                                                                                        12,509              13,169
Los Angeles County Metropolitan Transportation Authority, General Revenue
   Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC
   insured, 3.83% 2008                                                                                 5,000               5,052
Los Angeles County Metropolitan Transportation Authority, General Revenue
   Refunding Bonds (Workers' Compensation Funding Program), Series 2003, AMBAC
   insured, 4.56% 2010                                                                                 5,000               5,104
State of South Carolina, Tobacco Settlement Revenue Management Authority,
   Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                                    6,410               6,105
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue
   Bonds, Refunding Series 2004-A-1, 3.60% 2006                                                        5,000               5,009
State of New York, Dormitory Authority, City University System Consolidated
   Third General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                                   4,500               4,496
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
   Bonds (Economic Development and Housing), Series B, 2.88% 2007                                      2,000               1,988
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
   Bonds (Economic Development and Housing), Series B, 3.09% 2007                                      2,200               2,188
                                                                                                                         301,683

ENERGY -- 1.26%
Pemex Finance Ltd. 8.875% 2010(1)                                                                     24,000              28,480
Pemex Finance Ltd., Class A-2, MBIA insured, 7.33% 2012(1)                                             8,105               9,174
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(1)                                          11,700              15,784
Pemex Project Funding Master Trust 8.625% 2022                                                           750                 855
ConocoPhillips 3.625% 2007                                                                            14,500              14,656
ConocoPhillips 4.75% 2012                                                                             26,750              27,169
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1),(3)                                          35,138              34,824
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1),(3)                                           4,500               5,320
Port Arthur Finance Corp. 12.50% 2009(1)                                                               1,236               1,446
Premcor Refining Group Inc. 6.125% 2011                                                                3,000               3,120
Premcor Refining Group Inc. 7.75% 2012                                                                 3,875               4,243
Premcor Refining Group Inc. 9.50% 2013                                                                 7,625               9,017
Premcor Refining Group Inc. 6.75% 2014                                                                 3,000               3,120
El Paso Corp. 7.75% 2032                                                                              15,000              13,163
Devon Financing Corp., ULC 6.875% 2011                                                                 8,500               9,604
Reliance Industries Ltd. 10.25% 2097(3)                                                                8,750               9,578
Newfield Exploration Co. 7.625% 2011                                                                   2,500               2,813
Newfield Exploration Co. 8.375% 2012                                                                   2,150               2,430
Newfield Exploration Co. 6.625% 2014(3)                                                                3,900               4,085
ChevronTexaco Capital Co. 3.50% 2007                                                                   7,000               7,070
OXYMAR 7.50% 2016(3)                                                                                   5,500               5,775
Petrozuata Finance, Inc., Series B, 8.22% 2017(1),(3)                                                  5,750               5,693
Teekay Shipping Corp. 8.875% 2011                                                                      4,250               4,829
General Maritime Corp. 10.00% 2013                                                                     3,305               3,772
Sunoco, Inc. 4.875% 2014                                                                               3,100               3,073
Williams Companies, Inc. 7.125% 2011                                                                     500                 551
Williams Companies, Inc. 7.875% 2021                                                                   2,000               2,230
Overseas Shipholding Group, Inc. 8.25% 2013                                                            2,500               2,775
PETRONAS Capital Ltd. 7.00% 2012(3)                                                                    2,250               2,568
                                                                                                                         237,217

CONSUMER STAPLES -- 1.21%
CVS Corp. 6.117% 2013(1),(3)                                                                         $28,172           $  30,200
CVS Corp. 5.789% 2026(1),(3)                                                                          15,257              15,482
Nabisco, Inc. 7.05% 2007                                                                               6,500               7,125
Nabisco, Inc. 7.55% 2015                                                                               5,105               6,119
Nabisco, Inc. 6.375% 2035(2)                                                                          12,300              12,427
Wal-Mart Stores, Inc. 5.45% 2006                                                                      10,000              10,456
Wal-Mart Stores, Inc. 3.375% 2008                                                                     12,000              11,929
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
   10.75% 2011                                                                                         1,500               1,665
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                    17,125              18,409
SUPERVALU INC. 7.50% 2012                                                                             14,260              16,597
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                  2,325               2,418
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                  5,330               6,036
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(1)                                         1,891               2,006
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(1)                                         3,595               3,840
Gold Kist Inc. 10.25% 2014(3)                                                                         10,450              11,652
Pathmark Stores, Inc. 8.75% 2012                                                                      10,590               9,955
Anheuser-Busch Co. Inc. 9.00% 2009                                                                     7,750               9,559
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                               300                 307
Jean Coutu Group (PJC) Inc. 8.50% 2014(3)                                                              9,200               9,177
Pepsi Bottling Holdings Inc. 5.625% 2009(3)                                                            6,000               6,465
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                        4,760               5,069
Diageo Capital PLC 3.50% 2007                                                                          5,000               5,015
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                        4,750               4,832
Rite Aid Corp. 6.875% 2013                                                                             2,675               2,354
Rite Aid Corp. 9.25% 2013                                                                              2,075               2,137
Delhaize America, Inc. 8.125% 2011                                                                     3,500               4,015
Winn-Dixie Stores, Inc. 8.875% 2008                                                                    2,000               1,640
Winn Dixie Pass-through Trust, Series 1999-1, Class A-1, 7.803% 2017(1),(3)                            2,111               1,574
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                      2,500               2,719
Fage Dairy Industry SA 9.00% 2007                                                                      2,500               2,525
Stater Bros. Holdings Inc. 5.38% 2010(2),(3)                                                             475                 485
Stater Bros. Holdings Inc. 8.125% 2012(3)                                                              1,800               1,895
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                       300                 231
                                                                                                                         226,315

HEALTH CARE -- 1.20%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                              14,410              14,739
HCA Inc. 7.125% 2006                                                                                   9,065               9,567
Columbia/HCA Healthcare Corp. 7.00% 2007                                                               1,160               1,240
Columbia/HCA Healthcare Corp. 8.85% 2007                                                               5,990               6,575
HCA Inc. 5.25% 2008                                                                                    8,950               9,172
Columbia/HCA Healthcare Corp. 8.70% 2010                                                               1,750               2,019
HCA Inc. 6.95% 2012                                                                                    3,000               3,244
HCA Inc. 6.25% 2013                                                                                   26,071              26,916
HCA Inc. 6.75% 2013                                                                                    2,000               2,130
HCA Inc. 5.75% 2014                                                                                    1,929               1,916
Columbia/HCA Healthcare Corp. 7.69% 2025                                                               5,000               5,314
UnitedHealth Group Inc. 7.50% 2005                                                                    13,000              13,694
UnitedHealth Group Inc. 5.20% 2007                                                                     8,000               8,363
UnitedHealth Group Inc. 3.75% 2009                                                                     2,500               2,481
UnitedHealth Group Inc. 4.125% 2009                                                                    5,000               5,041
UnitedHealth Group Inc. 5.00% 2014                                                                     5,000               5,072
Wyeth 5.50% 2013(2)                                                                                   22,000              22,483
Humana Inc. 7.25% 2006                                                                                 5,000               5,340
Humana Inc. 6.30% 2018                                                                                12,000              12,454
Schering-Plough Corp. 5.30% 2013                                                                      14,250              14,774
Bristol-Myers Squibb Co. 4.00% 2008                                                                   12,695              12,876
Tenet Healthcare Corp. 9.875% 2014(3)                                                                  7,000               7,350
Cardinal Health, Inc. 6.75% 2011                                                                       6,000               6,467
Aetna Inc. 7.875% 2011                                                                                 4,635               5,478
Health Net, Inc. 9.875% 2011(2)                                                                        4,000               4,936
Quintiles Transnational Corp. 10.00% 2013                                                              3,500               3,728
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3),(7)                                       1,750               1,111
Hospira, Inc. 4.95% 2009                                                                               2,250               2,309
Hospira, Inc. 5.90% 2014                                                                               2,000               2,103
Triad Hospitals, Inc. 7.00% 2012                                                                       2,875               3,019
Team Health, Inc. 9.00% 2012(3)                                                                        1,750               1,750
Concentra Operating Corp. 9.125% 2012(3)                                                               1,500               1,650
                                                                                                                         225,311

TOTAL BONDS AND NOTES (cost: $16,051,900,000)                                                                         16,705,572





                                                                                                   Shares or
                                                                                            Principal amount
CONVERTIBLE SECURITIES -- 0.99%                                                                        (000)


TELECOMMUNICATION SERVICES -- 0.27%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                              Euro     22,000              30,037
American Tower Corp. 5.00% convertible debentures 2010                                                21,000              20,790
Dobson Communications Corp., Series F, 6.00% convertible preferred(3),(5)                             15,400 sh              731
                                                                                                                          51,558

CONSUMER DISCRETIONARY -- 0.34%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                            Euro     25,975              32,680
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                              351,600 sh           18,382
General Motors Corp., Series B, 5.25% convertible debentures 2032                                  $  13,125              12,553
                                                                                                                          63,615

INFORMATION TECHNOLOGY -- 0.19%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                      14,700              13,083
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                      12,000              11,340
Celestica Inc. 0% convertible debentures 2020                                                         14,000               7,717
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                                  2,994               2,971
                                                                                                                          35,111

UTILITIES -- 0.09%
AES Trust VII 6.00% convertible preferred 2008                                                       351,450 sh           16,255


INDUSTRIALS -- 0.08%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                    180,000              14,690






                                                                      unaudited
                                                                                                   Shares or
                                                                                            Principal amount        Market value
CONVERTIBLE SECURITIES -- 0.99%                                                                        (000)               (000)


FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                            70,400          $    3,580


TOTAL CONVERTIBLE SECURITIES (cost: $139,574,000)                                                                        184,809







RIGHTS AND WARRANTS -- 0.00%                                                                          Shares


TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc., Series A, warrants, expire 2010(14)                                          11,372                  10
XO Communications, Inc., Series B, warrants, expire 2010(14)                                           8,529                   5
XO Communications, Inc., Series C, warrants, expire 2010(14)                                           8,529                   3
                                                                                                                              18

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(3),(5),(14)                                               54,400                   3


TOTAL RIGHTS AND WARRANTS (cost: $190,000)                                                                                    21







PREFERRED STOCKS -- 3.75%


FINANCIALS -- 3.72%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
   preferred (undated)(2),(3)                                                                     87,500,000             110,330
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
   preferred (undated)(2),(3)                                                                     32,000,000              49,018
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(2)                                20,000,000              30,889
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
   (undated)(2),(3)                                                                               65,125,000              76,496
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(2),(3)                                                                               55,500,000              63,728
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(2),(3)                                                                               50,850,000              59,859
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities(3)                                                                                   1,670,000              45,424
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
   preferred capital securities(3)                                                                   230,000               6,348
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                    18,000,000              19,010
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(2)                             18,550,000              17,974
Royal Bank of Scotland Group PLC 6.625% (undated)(2)                                               4,700,000               6,560
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(2),(3)                   21,750,000              24,357
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(2),(3)                   15,000,000              18,652
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(2)                         29,750,000              35,976
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                         1,200,000              33,252
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2),(3)                     27,721,000              32,760
Standard Chartered Capital Trust I 8.16% (undated)(2)                                             16,750,000              24,847
ACE Ltd., Series C, 7.80% preferred depositary shares                                                680,000              18,278
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
   shares (undated)(2),(3)                                                                        11,250,000              13,087
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up
   premium rate                                                                                      112,500               5,755
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
   step-up premium rate                                                                               50,000               5,058
                                                                                                                         697,658


                                                                      unaudited

                                                                                                                    Market value
PREFERRED STOCKS -- 3.75%                                                                             Shares               (000)


TELECOMMUNICATION SERVICES -- 0.03%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(5)                              11,704          $    5,267
XO Communications, Inc. 14.00% preferred 2009(8),(14)                                                     24                  --
                                                                                                                           5,267

CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                    18,500                 388


CONSUMER DISCRETIONARY -- 0.03%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(14)                                    50,565                 316


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(5),(15)                                                              1,447                   0


TOTAL PREFERRED STOCKS (cost: $595,061,000)                                                                              703,629







COMMON STOCKS -- 0.47%


TELECOMMUNICATION SERVICES -- 0.33%
NTELOS Inc. (3),(5),(14),(15)                                                                      1,623,569              48,853
AirGate PCS, Inc.(3),(14)                                                                            440,553               8,635
Dobson Communications Corp., Class A(3),(14)                                                       2,432,959               3,236
VersaTel Telecom International NV(14)                                                                779,280               1,549
XO Communications, Inc.(14)                                                                            5,685                  18
                                                                                                                          62,291

FINANCIALS -- 0.09%
Beverly Hills Bancorp Inc.(15)                                                                     1,601,967              16,741


INFORMATION TECHNOLOGY -- 0.03%
ZiLOG, Inc.(14),(15)                                                                                 879,000               5,072


INDUSTRIALS -- 0.02%
DigitalGlobe, Inc.(3),(5),(14)                                                                     3,984,039               3,984


HEALTH CARE -- 0.00%
Clarent Hospital Corp.(5),(14),(15)                                                                  331,291                 414


TOTAL COMMON STOCKS (cost: $105,762,000)                                                                                  88,502







                                                                     unaudited

                                                                                            Principal amount        Market value
SHORT-TERM SECURITIES -- 9.09%                                                                         (000)               (000)


U.S. Treasury Bills 1.39%-1.647% due 10/21-12/2/2004(4)                                             $229,150       $     228,804
Federal Home Loan Bank 1.475%-1.60% due 10/5-11/9/2004                                               138,200             138,072
CAFCO, LLC 1.52%-1.55% due 10/4-10/5/2004(3)                                                          75,000              74,986
Ciesco LLC 1.55%-1.76% due 10/5-10/27/2004(3)                                                         48,800              48,757
Three Pillars Funding, LLC 1.72%-1.85% due 10/14-12/17/2004(3)                                       122,846             122,731
Procter & Gamble Co. 1.50%-1.71% due 10/13-11/16/2004(3),(4)                                         113,000             112,844
Hewlett-Packard Co. 1.72%-1.77% due 10/26-10/29/2004(3)                                              110,480             110,331
Variable Capital Funding Corp. 1.75%-1.82% due 11/12-11/23/2004(3)                                   100,000              99,745
DuPont (E.I.) de Nemours & Co. 1.61%-1.74% due 10/13-11/17/2004                                       95,000              94,862
Park Avenue Receivables Corp., LLC 1.60%-1.77% due 10/4-10/20/2004(3)                                 46,400              46,360
J.P. Morgan Chase & Co. 1.57%-1.75% due 10/19-10/26/2004                                              40,900              40,855
Ranger Funding Co., LLC 1.78% due 10/25/2004(3)                                                       50,000              49,938
Bank of America Corp. 1.51%-1.62% due 10/8-10/25/2004(4)                                              26,800              26,782
Receivables Capital Co., LLC 1.59% due 10/12/2004(3)                                                   6,016               6,013
PepsiCo Inc. 1.67%-1.69% due 10/18/2004(3)                                                            55,000              54,954
Wal-Mart Stores Inc. 1.63%-1.67% due 10/19-11/2/2004(3)                                               51,500              51,445
Eli Lilly and Co.1.54%-1.69% due 10/18-11/8/2004(3)                                                   51,100              51,049
Wells Fargo & Co. 1.60% due 10/15/2004(4)                                                             50,000              50,000
Pfizer Inc 1.54%-1.60% due 10/14-10/25/2004(3)                                                        45,600              45,558
Federal Farm Credit Banks 1.62% due 10/18/2004                                                        35,200              35,171
Triple-A One Funding Corp. 1.56% due 10/6/2004(3)                                                     30,077              30,069
IBM Capital Inc. 1.66% due 10/20/2004(3)                                                              25,000              24,977
Clipper Receivables Co., LLC 1.71% due 10/26/2004(3)                                                  25,000              24,969
FCAR Owner Trust I 1.76% due 11/5/2004                                                                25,000              24,956
Abbott Laboratories Inc. 1.73% due 11/16/2004(3)                                                      25,000              24,944
Hershey Foods Corp. 1.50% due 10/8/2004(3)                                                            21,000              20,993
Private Export Funding Corp. 1.61% due 11/15/2004(3)                                                  21,000              20,953
Coca-Cola Co. 1.48% due 10/12/2004                                                                    20,900              20,889
General Electric Capital Corp. 1.86% due 10/1/2004                                                    19,100              19,099
AIG Funding, Inc. 1.48% due 10/4/2004                                                                  3,600               3,599


TOTAL SHORT-TERM SECURITIES (cost: $1,704,707,000)                                                                     1,704,705

TOTAL INVESTMENT SECURITIES (cost: $18,597,194,000)                                                                   19,387,238
Other assets less liabilities                                                                                          (641,633)

NET ASSETS                                                                                                           $18,745,605


(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,627,724,000, which represented 19.35% of the net assets of the fund.
(4) This security, or a portion of this security, has been segregated to cover funding requirement on investment transactions settling in the future.
(5) Valued under fair value procedures adopted by authority of the Board of Directors.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Step bond; coupon rate will increase at a later date.
(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(9) Company not making scheduled interest payments; bankruptcy proceedings pending.
(10) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(11) Purchased as a unit; issue was separated but reattached for reporting purposes.
(12) Scheduled interest or principal payments not made; reorganization pending.
(13) This unit also contains 999,000 par of Drax Group Ltd., Class A-3, 10.0375% 2020 and 999,000 shares of Drax Group Ltd. Common stock.
(14) Security did not produce income during the last 12 months.
(15) The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.


                                                                     unaudited


Federal income tax information

Gross unrealized appreciation on investment securities                                                        $     944,512
Gross unrealized depreciation on investment securities                                                             (215,252)
Net unrealized appreciation on investment securities                                                                729,260
Cost of investment securities for federal income tax purposes                                                    18,657,978




INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on these holdings and related transactions during the three months ended September 30, 2004, were as follows:

                              Beginning                                             Ending     Dividend income     Market value
Company                          shares         Purchases          Sales            shares               (000)            (000)

Beverly Hills Bancorp         1,601,967                --             --         1,601,967                $200          $16,741
Clarent Hospital                331,291                --             --           331,291                  --              414
NTELOS                        1,020,970           602,599             --         1,623,569                  --           48,853
ZiLOG                           879,000                --             --           879,000                  --            5,072
ZiLOG                             2,555                --          1,108             1,447                 659               --



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bond Fund of America, Inc.


By

/s/ Abner D. Goldstine
--------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Abner D. Goldstine
-------------------------------------------------
Abner D. Goldstine, President and PEO

Date: November 26, 2004


By

/s/ Susi M. Silverman
-----------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: November 26, 2004